Capital World Bond Fund®
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 94.39% Euros 16.84%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR23,220	$21,704
AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[1]	2,300	2,399
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	7,785	8,258
Altria Group, Inc. 2.20% 6/15/2027	4,275	4,413
American Medical Systems Europe BV 1.375% 3/8/2028	940	945
American Tower Corp. 0.45% 1/15/2027	2,245	2,223
American Tower Corp. 0.875% 5/21/2029	1,970	1,855
American Tower Corp. 4.625% 5/16/2031	525	595
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	1,875	1,900
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,061	1,114
AT&T, Inc. 3.55% 11/18/2025	2,970	3,202
AT&T, Inc. 2.05% 5/19/2032	6,250	6,090
AT&T, Inc. 4.30% 11/18/2034	1,450	1,654
AT&T, Inc. 3.15% 9/4/2036	965	980
AT&T, Inc. 2.60% 5/19/2038	685	640
Austria (Republic of) 0% 2/20/2031	12,975	11,660
Austria (Republic of) 0.90% 2/20/2032	2,475	2,325
Austria (Republic of) 2.90% 2/20/2034	1,340	1,456
Austria (Republic of) 0.70% 4/20/2071	290	146
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	30,500	34,217
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	9,500	10,807
Banco Santander, SA 3.25% 4/4/2026	7,200	7,673
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	3,140	3,004
Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026)[1]	4,000	4,040
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	1,500	1,602
BAT International Finance PLC 2.75% 3/25/2025	3,500	3,738
Baxter International, Inc. 1.30% 5/15/2029	1,000	975
Belgium (Kingdom of) 3.45% 6/22/2043	910	1,013
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	370	396
Belgium (Kingdom of) 3.50% 6/22/2055	815	901
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	1,020	942
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	2,150	1,915
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	12,360	13,553
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	1,870	2,013
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	765	598
Blackstone Holdings Finance Co., LLC 1.50% 4/10/2029[2]	610	600
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027)[1]	1,500	1,538
BP Capital Markets PLC 1.231% 5/8/2031	3,200	2,983
BPCE SA 1.00% 4/1/2025	10,900	11,451
BPCE SA 4.50% 1/13/2033	8,800	9,999
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	20,540	21,008
Bulgaria (Republic of) 4.50% 1/27/2033	2,850	3,276
CaixaBank, SA 1.375% 6/19/2026	9,800	10,056
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	16,200	17,047
CaixaBank, SA 6.125% 5/30/2034 (5-year EUR Mid-Swap + 3.00% on 5/30/2029)[1]	2,500	2,869
Capital World Bond Fund — Page 1 of 52

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Capital One Financial Corp. 1.65% 6/12/2029	EUR1,525	$1,465
Carrier Global Corp. 4.375% 5/29/2025	1,280	1,389
Carrier Global Corp. 4.125% 5/29/2028	1,500	1,656
Carrier Global Corp. 4.50% 11/29/2032	170	195
Celanese US Holdings, LLC 4.777% 7/19/2026	3,020	3,316
Celanese US Holdings, LLC 0.625% 9/10/2028	2,000	1,879
Coca-Cola Co. 0.375% 3/15/2033	800	681
Comcast Corp. 0% 9/14/2026	6,650	6,613
Comcast Corp. 0.25% 5/20/2027	6,700	6,588
Comcast Corp. 0.25% 9/14/2029	3,705	3,413
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	14,200	15,721
Credit Agricole SA 0.50% 6/24/2024	900	964
Daimler Truck International Finance BV 1.625% 4/6/2027	2,000	2,049
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	25,900	24,625
Deutsche Telekom AG 1.375% 7/5/2034	2,030	1,874
DH Europe Finance II SARL 0.45% 3/18/2028	3,207	3,121
Dow Chemical Co. (The) 1.875% 3/15/2040	500	420
E.ON SE 1.625% 3/29/2031	5,260	5,093
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	14,400	14,059
Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	2,600	2,612
Electricité de France SA 3.375% perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030)[1]	400	378
Enel SpA 3.50% 12/31/2079 (5-year EUR Mid-Swap + 3.564% on 5/24/2025)[1]	1,245	1,330
Equinix, Inc. 0.25% 3/15/2027	7,155	6,967
Equinix, Inc. 1.00% 3/15/2033	1,290	1,110
Equinor ASA 1.375% 5/22/2032	1,241	1,164
Estonia (Republic of) 4.00% 10/12/2032	1,010	1,153
Estonia (Republic of) 3.25% 1/17/2034	1,290	1,379
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	18,500	22,732
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	6,100	6,657
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[1]	500	511
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[1]	2,730	3,214
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	13,460	15,313
European Financial Stability Facility 0.40% 2/17/2025	26,000	27,323
European Investment Bank 0% 1/14/2031	2,020	1,821
European Investment Bank 0.25% 1/20/2032	39,400	35,323
European Investment Bank 1.50% 6/15/2032	6,160	6,073
European Union 0% 11/4/2025	350	360
European Union 0% 3/4/2026	3,590	3,660
European Union 0.25% 10/22/2026	4,945	5,000
European Union 0% 6/2/2028	19,680	19,006
European Union 0% 10/4/2028	800	765
European Union 3.125% 12/5/2028	650	713
European Union 3.125% 12/4/2030	1,160	1,282
European Union 0% 7/4/2031	4,680	4,160
European Union 3.00% 12/4/2034	2,517	2,739
European Union 0% 7/4/2035	1,355	1,065
European Union 0.20% 6/4/2036	11,650	9,145
European Union 2.625% 2/4/2048	400	393
Evonik Industries AG 1.375% 9/2/2081 (5-year EUR Mid-Swap + 1.836% on 12/2/2026)[1]	2,100	2,079
Ford Motor Credit Co., LLC 5.125% 2/20/2029	640	724
Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,318
French Republic O.A.T. 0.50% 5/25/2025	4,860	5,080
French Republic O.A.T. 0% 2/25/2027	2,000	1,995
Capital World Bond Fund — Page 2 of 52

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
French Republic O.A.T. 0% 11/25/2030	EUR75,900	$68,888
French Republic O.A.T. 2.00% 11/25/2032	16,675	16,988
French Republic O.A.T. 3.00% 5/25/2033	11,410	12,542
French Republic O.A.T. 3.50% 11/25/2033	4,430	5,057
French Republic O.A.T. 1.25% 5/25/2034	2,340	2,179
French Republic O.A.T. 0.50% 5/25/2040	20,810	15,143
French Republic O.A.T. 3.00% 6/25/2049	2,060	2,148
French Republic O.A.T. 0.75% 5/25/2052	22,290	13,226
French Republic O.A.T. 3.00% 5/25/2054	990	1,011
French Republic O.A.T. 1.75% 5/25/2066	360	266
Germany (Federal Republic of) 2.50% 3/13/2025	40,550	43,402
Germany (Federal Republic of) 0% 10/9/2026	16,310	16,491
Germany (Federal Republic of) 0.25% 2/15/2027	11,665	11,802
Germany (Federal Republic of) 0% 4/16/2027	5	5
Germany (Federal Republic of) 0% 11/15/2027	5,600	5,542
Germany (Federal Republic of) 2.10% 4/12/2029	4,460	4,762
Germany (Federal Republic of) 1.70% 8/15/2032	29,170	30,193
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,165
Germany (Federal Republic of) 2.20% 2/15/2034	5,000	5,351
Germany (Federal Republic of) 0% 8/15/2050	25,740	14,820
Germany (Federal Republic of) 0% 8/15/2050	260	150
Greece (Hellenic Republic of) 3.875% 6/15/2028	78,490	88,024
Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,260
Greece (Hellenic Republic of) 0.75% 6/18/2031	4,200	3,850
Greece (Hellenic Republic of) 4.25% 6/15/2033	11,020	12,807
Greece (Hellenic Republic of) 1.875% 1/24/2052	10,030	7,420
Honeywell International, Inc. 3.375% 3/1/2030	1,500	1,622
Honeywell International, Inc. 0.75% 3/10/2032	1,990	1,772
Honeywell International, Inc. 3.75% 3/1/2036	1,000	1,091
Hungary (Republic of) 4.00% 7/25/2029	390	420
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	6,100	7,319
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,594
Ireland (Republic of) 0.20% 5/15/2027	30	30
Ireland (Republic of) 0.20% 10/18/2030	8,320	7,729
Ireland (Republic of) 0% 10/18/2031	23,290	20,747
Ireland (Republic of) 1.30% 5/15/2033	2,480	2,388
Ireland (Republic of) 2.60% 10/18/2034	11,380	12,127
Ireland (Republic of) 3.00% 10/18/2043	13,990	15,250
Ireland (Republic of) 1.50% 5/15/2050	3,290	2,601
Italy (Republic of) 0.85% 1/15/2027	11,945	12,115
Italy (Republic of) 2.80% 12/1/2028	28,044	29,824
Italy (Republic of) 1.35% 4/1/2030	690	668
Italy (Republic of) 1.65% 12/1/2030	10,580	10,273
Italy (Republic of) 0.90% 4/1/2031	47,540	43,547
Italy (Republic of) 4.20% 3/1/2034	77,823	87,934
Italy (Republic of) 1.45% 3/1/2036	1,040	876
Italy (Republic of) 1.80% 3/1/2041	38,960	30,828
Italy (Republic of) 4.45% 9/1/2043	1,770	2,001
Italy (Republic of) 2.15% 9/1/2052	3,020	2,221
Italy (Republic of) 4.50% 10/1/2053	350	398
KfW 0.125% 6/30/2025	4,585	4,760
Lithuania (Republic of) 3.875% 6/14/2033	2,000	2,229
Lithuania (Republic of) 3.50% 2/13/2034	7,040	7,556
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	234
Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,573
Capital World Bond Fund — Page 3 of 52

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 1.00% 2/22/2029	EUR2,150	$2,118
McDonald’s Corp. 4.00% 3/7/2030[2]	1,100	1,225
Medtronic Global Holdings SCA 1.125% 3/7/2027	3,020	3,066
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	7,151
Medtronic Global Holdings SCA 1.375% 10/15/2040	1,095	867
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	4,740	5,018
Morgan Stanley 5.148% 1/25/2034 (3-month EUR-EURIBOR + 1.954% on 1/25/2033)[1]	6,093	7,285
Morgan Stanley 3.955% 3/21/2035 (3-month EUR-EURIBOR + 1.242% on 3/21/2034)[1]	7,160	7,846
Nasdaq, Inc. 4.50% 2/15/2032	5,055	5,770
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	7,625	8,983
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	8,365	7,886
Orange 2.00% 1/15/2029	400	411
Orange 0.75% 6/29/2034	900	763
Orange 3.875% 9/11/2035	3,300	3,741
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,260
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,274
Portuguese Republic 2.125% 10/17/2028	2,280	2,422
Portuguese Republic 1.95% 6/15/2029	60	63
Portuguese Republic 0.475% 10/18/2030	9,770	9,201
Portuguese Republic 1.65% 7/16/2032	960	950
Portuguese Republic 2.875% 10/20/2034	9,140	9,759
Portuguese Republic 3.50% 6/18/2038	21,170	23,557
Portuguese Republic 1.15% 4/11/2042	830	635
Portuguese Republic 1.00% 4/12/2052	1,620	994
Prologis Euro Finance, LLC 4.625% 5/23/2033	250	288
Prologis Euro Finance, LLC 4.25% 1/31/2043	2,000	2,178
Public Storage Operating Co. 0.50% 9/9/2030	2,490	2,228
Quebec (Province of) 0.25% 5/5/2031	5,980	5,363
Quebec (Province of) 0.50% 1/25/2032	9,030	8,098
Romania 3.624% 5/26/2030	11,390	11,357
Romania 5.375% 3/22/2031	6,731	7,312
Senegal (Republic of) 5.375% 6/8/2037	825	649
Shell International Finance BV 1.50% 4/7/2028	3,350	3,388
Slovak Republic 3.75% 3/6/2034	4,118	4,521
Spain (Kingdom of) 2.75% 10/31/2024	17,030	18,276
Spain (Kingdom of) 0% 1/31/2027	14,425	14,353
Spain (Kingdom of) 0.80% 7/30/2027	13,890	14,022
Spain (Kingdom of) 0% 1/31/2028	5,780	5,606
Spain (Kingdom of) 1.40% 7/30/2028	6,735	6,859
Spain (Kingdom of) 1.45% 4/30/2029	10,215	10,324
Spain (Kingdom of) 1.25% 10/31/2030	2,762	2,692
Spain (Kingdom of) 0.50% 10/31/2031	5,903	5,327
Spain (Kingdom of) 0.70% 4/30/2032	4,145	3,750
Spain (Kingdom of) 3.15% 4/30/2033	9,330	10,137
Spain (Kingdom of) 3.55% 10/31/2033	36,291	40,577
Spain (Kingdom of) 3.25% 4/30/2034	15,800	17,188
Spain (Kingdom of) 1.85% 7/30/2035	260	244
Spain (Kingdom of) 3.90% 7/30/2039	7,646	8,647
Spain (Kingdom of) 1.00% 7/30/2042	690	493
Spain (Kingdom of) 3.45% 7/30/2043	580	611
Spain (Kingdom of) 2.70% 10/31/2048	4,700	4,304
Spain (Kingdom of) 1.00% 10/31/2050	1,000	600
Spain (Kingdom of) 1.90% 10/31/2052	2,340	1,733
Spain (Kingdom of) 1.45% 10/31/2071	200	109
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	2,050	2,150
Capital World Bond Fund — Page 4 of 52

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	EUR800	$792
Stellantis NV 0.75% 1/18/2029	1,500	1,436
Stellantis NV 4.25% 6/16/2031	4,000	4,497
Stellantis NV 1.25% 6/20/2033	3,000	2,648
Stryker Corp. 0.25% 12/3/2024	2,580	2,718
Stryker Corp. 0.75% 3/1/2029	5,230	5,033
Stryker Corp. 1.00% 12/3/2031	2,410	2,198
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,207
Telefonica Emisiones SAU 4.055% 1/24/2036	1,700	1,870
TenneT Holding BV 5.25% junior subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)[1]	2,515	2,698
Thermo Fisher Scientific (Finance I) BV 0.80% 10/18/2030	913	851
Thermo Fisher Scientific (Finance I) BV 1.625% 10/18/2041	530	431
TotalEnergies Capital International SA 1.491% 9/4/2030	2,200	2,134
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	7,500	8,088
Ukraine 6.75% 6/20/2028[3]	2,765	912
Ukraine 4.375% 1/27/2032[3]	12,475	3,661
Veralto Corp. 4.15% 9/19/2031[2]	1,000	1,110
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	5,741
Verizon Communications, Inc. 4.25% 10/31/2030	470	532
Verizon Communications, Inc. 3.50% 6/28/2032	510	553
Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,088
Verizon Communications, Inc. 3.75% 2/28/2036	790	858
Visa, Inc. 1.50% 6/15/2026	1,765	1,835
Visa, Inc. 2.00% 6/15/2029	2,430	2,502
Wellcome Trust, Ltd. (The) 1.125% 1/21/2027	3,000	3,076
Zurich Finance Ireland DAC, junior subordinated, 1.875% 9/17/2050 (3-month EUR-EURIBOR + 2.95% on 9/17/2050)[1]	1,000	949
		1,628,704
Japanese yen 5.27%
Japan, Series 338, 0.40% 3/20/2025	JPY1,769,950	11,732
Japan, Series 341, 0.30% 12/20/2025	2,274,300	15,062
Japan, Series 346, 0.10% 3/20/2027	2,907,900	19,151
Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,582
Japan, Series 352, 0.10% 9/20/2028	3,088,950	20,212
Japan, Series 164, 0.20% 12/20/2028	1,338,350	8,782
Japan, Series 26, 0.005% 3/10/2031[4]	2,565,628	18,135
Japan, Series 362, 0.10% 3/20/2031	4,272,600	27,534
Japan, Series 363, 0.10% 6/20/2031	850,000	5,466
Japan, Series 152, 1.20% 3/20/2035	6,923,300	47,648
Japan, Series 161, 0.60% 6/20/2037	1,705,300	10,731
Japan, Series 162, 0.60% 9/20/2037	10,420,000	65,338
Japan, Series 173, 0.40% 6/20/2040	462,750	2,688
Japan, Series 176, 0.50% 3/20/2041	741,900	4,323
Japan, Series 182, 1.10% 9/20/2042	4,065,000	25,689
Japan, Series 185, 1.10% 6/20/2043	1,697,950	10,628
Japan, Series 186, 1.50% 9/20/2043	9,259,800	61,924
Japan, Series 187, 1.30% 12/20/2043	523,600	3,377
Japan, Series 53, 0.60% 12/20/2046	971,800	5,255
Japan, Series 37, 0.60% 6/20/2050	5,218,850	26,731
Japan, Series 70, 0.70% 3/20/2051	2,521,150	13,129
Japan, Series 73, 0.70% 12/20/2051	6,733,600	34,699
Japan, Series 74, 1.00% 3/20/2052	1,353,400	7,547
Japan, Series 76, 1.40% 9/20/2052	105,000	645
Capital World Bond Fund — Page 5 of 52

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 77, 1.60% 12/20/2052	JPY1,516,250	$9,761
Japan, Series 79, 1.20% 6/20/2053	888,200	5,179
Japan, Series 81, 1.60% 12/20/2053	605,650	3,871
Philippines (Republic of) 0.001% 4/12/2024	5,700,000	37,643
		509,462
Chinese yuan 4.74%
China (People’s Republic of) 2.55% 10/15/2028	CNY97,310	13,645
China (People’s Republic of), Series INBK, 2.26% 2/24/2025	13,290	1,846
China (People’s Republic of), Series INBK, 1.99% 4/9/2025	20,000	2,771
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	99,400	13,949
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	8,300	1,160
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	142,000	20,671
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	10,854
China (People’s Republic of), Series INBK, 3.02% 5/27/2031	18,000	2,597
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	401,350	56,883
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	146,680	21,053
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	487,280	82,390
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,581
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	338,630	57,111
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	12,000	2,001
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	237,360	38,504
China (People’s Republic of), Series INBK, 3.32% 4/15/2052	3,790	595
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	275,230	41,740
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	24,600	3,879
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	31,380	4,801
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	258,050	36,063
China Development Bank Corp., Series 1904, 3.68% 2/26/2026	43,430	6,182
China Development Bank Corp., Series 1909, 3.50% 8/13/2026	48,800	6,952
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	57,380	8,198
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	148,420	22,462
		458,888
British pounds 3.39%
Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP4,500	5,404
American Honda Finance Corp. 5.60% 9/6/2030	1,116	1,483
Asian Development Bank 1.125% 6/10/2025	2,860	3,459
Fiserv, Inc. 2.25% 7/1/2025	150	183
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	5,605	6,355
KfW 1.125% 7/4/2025	6,625	7,998
Lloyds Bank PLC 7.625% 4/22/2025	450	578
Quebec (Province of) 2.25% 9/15/2026	18,480	22,070
United Kingdom 0.625% 6/7/2025	2,100	2,535
United Kingdom 1.25% 7/22/2027	32,290	37,420
United Kingdom 4.25% 12/7/2027	9,590	12,246
United Kingdom 4.50% 6/7/2028	3,450	4,450
United Kingdom 1.625% 10/22/2028	20,610	23,703
United Kingdom 0.875% 10/22/2029	660	714
United Kingdom 0.25% 7/31/2031	32,480	31,795
United Kingdom 1.00% 1/31/2032	45,590	46,654
United Kingdom 4.25% 6/7/2032	15,540	20,240
United Kingdom 3.25% 1/31/2033	6,690	8,055
United Kingdom 4.625% 1/31/2034	13,260	17,680
United Kingdom 0.625% 7/31/2035	1,708	1,499
United Kingdom 3.75% 1/29/2038	1,800	2,172
Capital World Bond Fund — Page 6 of 52

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 1.25% 7/31/2051	GBP24,550	$15,657
United Kingdom 3.75% 10/22/2053	2,700	3,041
United Kingdom 4.375% 7/31/2054	40,710	51,028
Vodafone Group PLC 5.625% 12/4/2025	540	689
Volkswagen International Finance NV 3.375% 11/16/2026	700	845
		327,953
Brazilian reais 2.56%
Brazil (Federative Republic of) 0% 7/1/2024	BRL6,000	1,167
Brazil (Federative Republic of) 0% 7/1/2025	4,682	831
Brazil (Federative Republic of) 10.00% 1/1/2027	6,665	1,323
Brazil (Federative Republic of) 10.00% 1/1/2029	120,400	23,492
Brazil (Federative Republic of) 10.00% 1/1/2031	356,344	68,370
Brazil (Federative Republic of) 10.00% 1/1/2033	621,300	117,871
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	11,566	2,348
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	149,324	30,334
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	11,567	2,353
		248,089
Canadian dollars 2.28%
Canada 3.00% 11/1/2024	CAD59,500	43,455
Canada 3.50% 3/1/2028	129,139	94,963
Canada 3.25% 12/1/2033	93,090	67,514
Canada 2.75% 12/1/2048	22,100	14,584
		220,516
Mexican pesos 1.85%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN149,350	8,978
América Móvil, SAB de CV, 9.50% 1/27/2031	796,740	46,416
América Móvil, SAB de CV, 8.46% 12/18/2036	15,000	784
Petroleos Mexicanos 7.19% 9/12/2024	483,702	28,302
United Mexican States, Series M, 7.50% 6/3/2027	1,700	97
United Mexican States, Series M20, 8.50% 5/31/2029	58,880	3,430
United Mexican States, Series M, 7.75% 5/29/2031	283,296	15,675
United Mexican States, Series M, 7.50% 5/26/2033	23,000	1,233
United Mexican States, Series M, 7.75% 11/13/2042	22,750	1,163
United Mexican States, Series M, 8.00% 11/7/2047	79,471	4,124
United Mexican States, Series M, 8.00% 7/31/2053	1,333,210	68,603
		178,805
Australian dollars 1.56%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD20,000	11,143
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	87,825	52,867
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	87,975	56,274
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	48,950	30,542
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.988% 12/1/2038[5]	450	302
		151,128
South Korean won 1.41%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	20,553
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	19,508,450	13,252
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	93,251
Capital World Bond Fund — Page 7 of 52

unaudited
Bonds, notes & other debt instruments (continued) South Korean won (continued)	Principal amount (000)	Value (000)
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	KRW9,308,050	$7,340
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	3,700,000	1,939
		136,335
Indonesian rupiah 1.19%
Indonesia (Republic of), Series 81, 6.50% 6/15/2025	IDR8,958,000	566
Indonesia (Republic of), Series 59, 7.00% 5/15/2027	61,970,000	3,970
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	158,525,000	9,854
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	240,564,000	15,095
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	170,772,000	11,884
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	89,342,000	6,044
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	60,014,000	3,718
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	703,404,000	45,344
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	10,000,000	630
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	9,019,000	565
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	143,268,000	10,123
Indonesia (Republic of), Series 72, 8.25% 5/15/2036	3,919,000	276
Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	3,081
Indonesia (Republic of), Series 92, 7.125% 6/15/2042	55,300,000	3,563
		114,713
Norwegian kroner 0.63%
Norway (Kingdom of) 1.75% 9/6/2029	NOK164,470	13,869
Norway (Kingdom of) 2.125% 5/18/2032	18,660	1,548
Norway (Kingdom of) 3.625% 4/13/2034	489,550	45,379
		60,796
Danish kroner 0.58%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[6]	DKK14,689	2,009
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[6]	90,444	11,659
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[6]	223,502	26,015
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047[6]	6,998	938
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[6]	50,699	5,693
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[6]	70,691	7,850
Realkredit Danmark AS 1.00% 10/1/2053[6]	19,279	2,142
		56,306
Israeli shekels 0.53%
Israel (State of) 3.75% 2/28/2029	ILS7,340	1,967
Israel (State of) 1.30% 4/30/2032	159,302	34,572
Israel (State of) 4.00% 3/30/2035	56,360	14,737
		51,276
Indian rupees 0.40%
Asian Development Bank 6.20% 10/6/2026	INR99,400	1,178
Asian Development Bank 6.72% 2/8/2028	918,700	10,984
European Bank for Reconstruction and Development 5.00% 1/15/2026	365,300	4,259
European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	5,895
European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,551
India (Republic of) 7.18% 8/14/2033	74,040	895
International Bank for Reconstruction and Development 6.75% 9/8/2027	874,900	10,463
International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,483
		38,708
Capital World Bond Fund — Page 8 of 52

unaudited
Bonds, notes & other debt instruments (continued) South African rand 0.30%	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-186, 10.50% 12/21/2026	ZAR7,800	$423
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	147,317	6,921
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	30,852	1,360
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	21,000	886
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	19,946	779
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	348,720	10,524
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	209,959	7,692
		28,585
New Zealand dollars 0.28%
New Zealand 4.50% 5/15/2030	NZD43,896	26,372
New Zealand 2.00% 5/15/2032	1,350	670
		27,042
Polish zloty 0.23%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	5,960
Poland (Republic of), Series 1030, 1.25% 10/25/2030	8,296	1,620
Poland (Republic of), Series 0432, 1.75% 4/25/2032	16,979	3,260
Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	11,710
		22,550
Malaysian ringgits 0.16%
Malaysia (Federation of) 4.457% 3/31/2053	MYR3,500	772
Malaysia (Federation of), Series 0319, 3.478% 6/14/2024	4,834	1,022
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	5,643	1,190
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	12,000	2,568
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	7,982	1,741
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	4,526	889
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	10,244	2,337
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	8,000	1,790
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,061
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,281	284
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,081	432
		15,086
Thai baht 0.12%
Thailand (Kingdom of) 2.125% 12/17/2026	THB111,000	3,041
Thailand (Kingdom of) 3.65% 6/20/2031	108,200	3,194
Thailand (Kingdom of) 3.775% 6/25/2032	21,271	639
Thailand (Kingdom of) 1.60% 6/17/2035	9,408	233
Thailand (Kingdom of) 1.585% 12/17/2035	65,000	1,599
Thailand (Kingdom of) 3.30% 6/17/2038	31,173	910
Thailand (Kingdom of) 2.00% 6/17/2042	12,988	313
Thailand (Kingdom of) 3.45% 6/17/2043	53,524	1,562
		11,491
Colombian pesos 0.10%
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP26,776,400	5,971
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	139
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,857,100	392
Findeter SA 7.875% 8/12/2024	12,665,000	3,206
		9,708
Capital World Bond Fund — Page 9 of 52

unaudited
Bonds, notes & other debt instruments (continued) Czech korunas 0.10%	Principal amount (000)	Value (000)
Czech Republic 5.70% 5/25/2024	CZK7,290	$311
Czech Republic 0.95% 5/15/2030	16,140	583
Czech Republic 1.20% 3/13/2031	43,030	1,547
Czech Republic 1.75% 6/23/2032	15,900	577
Czech Republic 4.90% 4/14/2034	120,810	5,550
Czech Republic 1.95% 7/30/2037	19,510	658
		9,226
Romanian leu 0.05%
Romania 4.75% 2/24/2025	RON11,740	2,520
Romania 3.65% 7/28/2025	6,530	1,376
Romania 4.75% 10/11/2034	7,270	1,368
		5,264
Turkish lira 0.05%
Turkey (Republic of) 12.60% 10/1/2025	TRY67,800	1,440
Turkey (Republic of) 17.30% 7/19/2028	128,678	3,070
		4,510
Chilean pesos 0.04%
Chile (Republic of) 1.90% 9/1/2030[4]	CLP2,597,048	2,560
Chile (Republic of) 6.00% 4/1/2033	520,000	555
Chile (Republic of) 5.30% 11/1/2037	790,000	762
		3,877
Hungarian forints 0.03%
Hungary (Republic of) 2.00% 5/23/2029	HUF308,090	677
Hungary (Republic of), Series A, 6.75% 10/22/2028	729,240	1,999
Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	247,600	594
		3,270
Kazakhstan tenge 0.01%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	1,026
Peruvian nuevos soles 0.01%
Peru (Republic of) 5.40% 8/12/2034	PEN1,226	284
Peru (Republic of) 6.90% 8/12/2037	907	232
		516
Ukrainian hryvnia 0.00%
Ukraine 9.99% 5/22/2024	UAH4,190	86
Ukraine 15.50% 10/2/2024[7]	2,242	45
Ukraine 12.70% 10/30/2024	988	20
Ukraine 19.50% 1/15/2025	1,141	23
		174
Russian rubles 0.00%
Russian Federation 7.00% 1/25/2023[3,7]	RUB85,315	— [8]
U.S. dollars 49.68%
3R Lux SARL 9.75% 2/5/2031[9]	USD10,775	11,285
7-Eleven, Inc. 1.30% 2/10/2028[9]	361	315
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[9]	525	522
Capital World Bond Fund — Page 10 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AAR Escrow Issuer, LLC 6.75% 3/15/2029[9]	USD167	$168
AbbVie, Inc. 5.05% 3/15/2034	15,874	16,078
AbbVie, Inc. 5.35% 3/15/2044	450	459
AbbVie, Inc. 5.40% 3/15/2054	8,076	8,319
AbbVie, Inc. 5.50% 3/15/2064	975	1,004
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	3,000	2,698
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[6,9]	4,934	4,977
Adobe, Inc. 2.15% 2/1/2027	6,134	5,729
Advance Auto Parts, Inc. 1.75% 10/1/2027	200	175
Advance Auto Parts, Inc. 5.95% 3/9/2028	281	281
Advance Auto Parts, Inc. 3.50% 3/15/2032	75	64
AEP Transmission Co., LLC 5.15% 4/1/2034	1,675	1,670
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[9]	4,875	3,577
Aethon United BR, LP 8.25% 2/15/2026[9]	775	785
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[6,9]	1,568	1,575
AG Issuer, LLC 6.25% 3/1/2028[9]	1,630	1,597
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[9]	602	624
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,9]	8,388	8,415
Alabama Power Co. 3.00% 3/15/2052	7,280	4,933
Albertsons Companies, Inc. 3.50% 3/15/2029[9]	310	279
Alfa Desarrollo SpA 4.55% 9/27/2051	2,396	1,833
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[9]	1,357	1,338
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[9]	360	363
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[9]	788	733
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[9]	445	450
Allied Universal Holdco, LLC 9.75% 7/15/2027[9]	795	798
Allied Universal Holdco, LLC 6.00% 6/1/2029[9]	220	190
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[9]	200	206
Altice France Holding SA 10.50% 5/15/2027[9]	240	90
Altice France SA 5.125% 7/15/2029[9]	1,090	738
Altice France SA 5.50% 10/15/2029[9]	510	347
Amazon.com, Inc. 4.60% 12/1/2025	4,539	4,523
Amazon.com, Inc. 3.45% 4/13/2029	1,045	998
Amazon.com, Inc. 4.70% 12/1/2032	1,298	1,304
Amazon.com, Inc. 3.875% 8/22/2037	375	339
Ambipar Lux SARL 9.875% 2/6/2031[9]	346	347
American Airlines, Inc. 8.50% 5/15/2029[9]	580	613
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,9]	1,534	1,529
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[1]	1,900	1,898
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[1]	556	596
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]	4,550	4,499
American International Group, Inc. 5.125% 3/27/2033	289	288
American International Group, Inc. 4.80% 7/10/2045	500	466
American International Group, Inc. 4.375% 6/30/2050	1,773	1,540
Amgen, Inc. 1.90% 2/21/2025	1,538	1,491
Amgen, Inc. 2.20% 2/21/2027	1,179	1,092
Amgen, Inc. 5.25% 3/2/2030	973	988
Amgen, Inc. 2.00% 1/15/2032	397	322
Amgen, Inc. 4.20% 3/1/2033	2,525	2,362
Amgen, Inc. 5.25% 3/2/2033	15,884	16,025
Amgen, Inc. 4.875% 3/1/2053	914	833
Amgen, Inc. 5.65% 3/2/2053	12,370	12,613
AmWINS Group, Inc. 6.375% 2/15/2029[9]	475	478
AmWINS Group, Inc. 4.875% 6/30/2029[9]	950	888
Analog Devices, Inc. 2.10% 10/1/2031	331	275
Capital World Bond Fund — Page 11 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Anglo American Capital PLC 5.625% 4/1/2030[9]	USD3,850	$3,908
Anglo American Capital PLC 2.875% 3/17/2031[9]	1,100	937
Angola (Republic of) 9.50% 11/12/2025	27,279	27,821
Angola (Republic of) 8.25% 5/9/2028	7,505	7,246
Angola (Republic of) 9.125% 11/26/2049	3,600	3,056
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	511	533
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[9]	525	372
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[9]	435	296
Aon Corp. 2.60% 12/2/2031	1,750	1,476
Aon Corp. 5.35% 2/28/2033	1,181	1,188
Aon Corp. 3.90% 2/28/2052	1,000	769
Aon North America, Inc. 5.30% 3/1/2031	250	252
Aon North America, Inc. 5.45% 3/1/2034	1,000	1,012
Aon North America, Inc. 5.75% 3/1/2054	1,084	1,112
Aramark Services, Inc. 5.00% 4/1/2025[9]	130	129
ArcelorMittal SA 6.80% 11/29/2032	250	268
Aretec Group, Inc. 7.50% 4/1/2029[9]	1,475	1,406
Aretec Group, Inc. 10.00% 8/15/2030[9]	740	809
Argentine Republic 1.00% 7/9/2029	425	230
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	9,996	5,261
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	4,190	1,748
Asbury Automotive Group, Inc. 5.00% 2/15/2032[9]	1,150	1,043
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[9]	592	609
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[9]	320	305
AssuredPartners, Inc. 5.625% 1/15/2029[9]	1,420	1,310
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,125	3,139
AT&T, Inc. 1.65% 2/1/2028	4,206	3,726
AT&T, Inc. 2.25% 2/1/2032	5,900	4,797
AT&T, Inc. 2.55% 12/1/2033	800	641
AT&T, Inc. 5.40% 2/15/2034	5,086	5,155
AT&T, Inc. 3.50% 9/15/2053	547	386
AthenaHealth Group, Inc. 6.50% 2/15/2030[9]	450	412
ATI, Inc. 7.25% 8/15/2030	810	838
Atkore, Inc. 4.25% 6/1/2031[9]	375	333
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,9]	11,562	11,552
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,9]	6,513	6,672
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[9]	655	682
Axiata SPV2 Berhad 2.163% 8/19/2030	251	211
Azerbaijan (Republic of) 3.50% 9/1/2032	910	775
B&G Foods, Inc. 5.25% 4/1/2025	54	54
B&G Foods, Inc. 5.25% 9/15/2027	940	879
B&G Foods, Inc. 8.00% 9/15/2028[9]	315	328
BAE Systems PLC 5.00% 3/26/2027[9]	4,000	3,993
BAE Systems PLC 5.125% 3/26/2029[9]	2,723	2,734
BAE Systems PLC 5.25% 3/26/2031[9]	1,704	1,713
BAE Systems PLC 5.30% 3/26/2034[9]	1,774	1,784
BAE Systems PLC 5.50% 3/26/2054[9]	384	388
Banco Santander, SA 5.147% 8/18/2025	800	795
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,880	8,818
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,9]	290	259
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[5,6]	1,412	1,514
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[1]	4,016	3,464
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	5,580	4,582
Capital World Bond Fund — Page 12 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[1]	USD6,806	$7,062
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	11,300	11,378
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,9]	350	352
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[1]	4,382	4,364
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[1]	5,800	5,916
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 3.557% 8/15/2027	2,450	2,321
BAT Capital Corp. 3.462% 9/6/2029	5,900	5,390
BAT Capital Corp. 6.421% 8/2/2033	2,288	2,395
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,402
Bath & Body Works, Inc. 6.625% 10/1/2030[9]	155	158
Bath & Body Works, Inc. 6.875% 11/1/2035	553	566
Bath & Body Works, Inc. 6.75% 7/1/2036	455	460
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.677% 5/10/2027[5,10]	367	364
Bausch Health Americas, Inc. 9.25% 4/1/2026[9]	1,452	1,366
Bausch Health Americas, Inc. 8.50% 1/31/2027[9]	235	138
Bausch Health Companies, Inc. 5.50% 11/1/2025[9]	1,760	1,663
Bausch Health Companies, Inc. 9.00% 12/15/2025[9]	175	167
Bausch Health Companies, Inc. 5.75% 8/15/2027[9]	315	182
Bausch Health Companies, Inc. 7.25% 5/30/2029[9]	700	304
Bausch Health Companies, Inc. 5.25% 2/15/2031[9]	545	225
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.679% 2/1/2027[5,10]	288	227
Baxter International, Inc. 2.539% 2/1/2032	7,119	5,885
Bayer US Finance, LLC 6.50% 11/21/2033[9]	776	790
Bayer US Finance, LLC 6.875% 11/21/2053[9]	428	439
Baytex Energy Corp. 7.375% 3/15/2032[9]	1,035	1,046
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	16,240	17,159
Becton, Dickinson and Co. 4.874% 2/8/2029	4,200	4,177
Becton, Dickinson and Co. 5.11% 2/8/2034	2,400	2,383
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]	1,244	1,290
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	740	641
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032	138	122
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	770	623
Bharti Airtel International (Netherlands) BV 5.35% 5/20/2024	300	300
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	1,335	1,351
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	1,005	1,023
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	760	769
Bidvest Group (UK) PLC 3.625% 9/23/2026	3,160	2,949
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[9]	815	771
BlackRock Funding, Inc. 5.25% 3/14/2054	1,323	1,331
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[9]	1,485	1,524
Blackstone Holdings Finance Co., LLC 2.50% 1/10/2030[9]	1,125	978
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[9]	1,550	1,630
Block, Inc. 2.75% 6/1/2026	450	424
Blue Racer Midstream, LLC 7.625% 12/15/2025[9]	890	896
BMW Finance NV 2.40% 8/14/2024[9]	3,000	2,964
BMW US Capital, LLC 3.15% 4/18/2024[9]	1,277	1,275
BMW US Capital, LLC 3.90% 4/9/2025[9]	2,500	2,465
BMW US Capital, LLC 5.05% 8/11/2028[9]	2,600	2,622
BMW US Capital, LLC 2.55% 4/1/2031[9]	737	636
Capital World Bond Fund — Page 13 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,9]	USD1,200	$1,049
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,9]	10,500	8,906
Boeing Co. 4.875% 5/1/2025	2,337	2,311
Boeing Co. 2.75% 2/1/2026	9,126	8,656
Boeing Co. 2.196% 2/4/2026	500	468
Boeing Co. 2.70% 2/1/2027	2,020	1,862
Boeing Co. 5.04% 5/1/2027	1,099	1,079
Boeing Co. 5.15% 5/1/2030	2,490	2,410
Boeing Co. 3.625% 2/1/2031	1,940	1,709
Boeing Co. 5.705% 5/1/2040	2,000	1,916
Boeing Co. 5.805% 5/1/2050	2,110	1,998
Boeing Co. 5.93% 5/1/2060	2,000	1,877
Bombardier, Inc. 7.125% 6/15/2026[9]	388	394
Bombardier, Inc. 7.875% 4/15/2027[9]	479	480
Bombardier, Inc. 6.00% 2/15/2028[9]	560	551
Bombardier, Inc. 7.50% 2/1/2029[9]	98	101
Bombardier, Inc. 8.75% 11/15/2030[9]	360	385
Boost Newco Borrower, LLC 7.50% 1/15/2031[9]	625	655
Borr IHC, Ltd. 10.00% 11/15/2028[9]	17,380	18,149
Borr IHC, Ltd. 10.375% 11/15/2030[9]	6,545	6,840
Boston Properties, LP 2.90% 3/15/2030	406	348
Boston Properties, LP 3.25% 1/30/2031	173	148
Boston Properties, LP 2.55% 4/1/2032	531	420
Boston Properties, LP 2.45% 10/1/2033	117	88
Boston Properties, LP 6.50% 1/15/2034	1,676	1,740
Boston Scientific Corp. 2.65% 6/1/2030	1,151	1,014
Boston Scientific Corp. 4.70% 3/1/2049	119	110
Boxer Parent Co., Inc. 9.125% 3/1/2026[9]	1,000	1,002
Boyd Gaming Corp. 4.75% 6/15/2031[9]	260	239
Boyne USA, Inc. 4.75% 5/15/2029[9]	765	710
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,680	2,663
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,9]	7,500	6,845
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,9]	3,000	3,140
Brand Industrial Services, Inc. 10.375% 8/1/2030[9]	350	379
Brand Industrial Services, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.806% 8/1/2030[5,10]	174	175
Braskem Idesa SAPI 7.45% 11/15/2029	13,310	10,896
Braskem Netherlands Finance BV 4.50% 1/31/2030	13,867	11,933
Braskem Netherlands Finance BV 8.50% 1/12/2031	29,912	31,037
Braskem Netherlands Finance BV 8.50% 1/12/2031[9]	5,000	5,188
Bristol-Myers Squibb Co. 5.20% 2/22/2034	21,536	21,878
Bristol-Myers Squibb Co. 5.50% 2/22/2044	350	358
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,011	1,140
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,644	2,721
Bristol-Myers Squibb Co. 5.65% 2/22/2064	725	747
British Columbia (Province of) 4.20% 7/6/2033	8,014	7,780
Broadcom Corp. 3.875% 1/15/2027	1,667	1,616
Broadcom, Inc. 4.00% 4/15/2029[9]	6,888	6,564
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,927
Broadcom, Inc. 3.419% 4/15/2033[9]	3,875	3,361
Broadcom, Inc. 3.469% 4/15/2034[9]	983	843
Brookfield Property REIT, Inc. 5.75% 5/15/2026[9]	580	570
Brookfield Property REIT, Inc. 4.50% 4/1/2027[9]	310	283
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[9]	9,064	9,819
BWX Technologies, Inc. 4.125% 4/15/2029[9]	510	471
Capital World Bond Fund — Page 14 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[5,6,9]	USD8,630	$8,572
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[5,6,9]	6,464	6,405
Caesars Entertainment, Inc. 8.125% 7/1/2027[9]	475	487
Caesars Entertainment, Inc. 4.625% 10/15/2029[9]	850	776
Caesars Entertainment, Inc. 7.00% 2/15/2030[9]	979	1,006
Caesars Entertainment, Inc. 6.50% 2/15/2032[9]	315	318
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,9]	6,825	6,968
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,9]	200	214
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,9]	2,075	2,094
California Resources Corp. 7.125% 2/1/2026[9]	820	825
Callon Petroleum Co. 7.50% 6/15/2030[9]	225	239
Campbell Soup Co. 5.20% 3/21/2029	1,290	1,297
Campbell Soup Co. 5.40% 3/21/2034	950	958
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	5,382	5,666
Canadian National Railway Co. 5.85% 11/1/2033	725	776
Canadian National Railway Co. 6.125% 11/1/2053	208	239
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,408	1,294
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,136	1,476
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[9]	255	226
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	2,740	2,847
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[1]	5,642	5,747
Carnival Corp. 5.75% 3/1/2027[9]	525	520
Carnival Corp. 4.00% 8/1/2028[9]	375	350
Carnival Corp. 6.00% 5/1/2029[9]	1,070	1,056
Carnival Corp. 10.50% 6/1/2030[9]	71	78
Carrier Global Corp. 5.80% 11/30/2025	500	504
Carrier Global Corp. 2.493% 2/15/2027	167	156
Carrier Global Corp. 2.722% 2/15/2030	706	625
Carrier Global Corp. 2.70% 2/15/2031	103	89
Carrier Global Corp. 5.90% 3/15/2034	473	497
Carrier Global Corp. 3.377% 4/5/2040	989	775
Carrier Global Corp. 3.577% 4/5/2050	49	37
Carrier Global Corp. 6.20% 3/15/2054	293	323
Carvana Co. 12.00% PIK 12/1/2028[9,11]	519	508
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[9]	1,095	1,079
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[9]	585	558
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.329% 2/22/2028[5,10]	116	116
CCO Holdings, LLC 5.125% 5/1/2027[9]	800	763
CCO Holdings, LLC 5.00% 2/1/2028[9]	250	233
CCO Holdings, LLC 4.75% 3/1/2030[9]	495	425
CCO Holdings, LLC 4.50% 8/15/2030[9]	388	325
CCO Holdings, LLC 4.25% 2/1/2031[9]	920	752
CCO Holdings, LLC 4.75% 2/1/2032[9]	650	531
CCO Holdings, LLC 4.50% 5/1/2032	535	430
CCO Holdings, LLC 4.50% 6/1/2033[9]	725	567
CCO Holdings, LLC 4.25% 1/15/2034[9]	575	435
Celanese US Holdings, LLC 6.35% 11/15/2028	598	620
Celanese US Holdings, LLC 6.55% 11/15/2030	577	607
Celanese US Holdings, LLC 6.379% 7/15/2032	1,379	1,432
Celanese US Holdings, LLC 6.70% 11/15/2033	627	669
Cencora, Inc. 2.70% 3/15/2031	3,838	3,295
Centene Corp. 4.625% 12/15/2029	1,033	981
Centene Corp. 2.50% 3/1/2031	1,650	1,359
Centene Corp. 2.625% 8/1/2031	1,150	945
Capital World Bond Fund — Page 15 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Central Garden & Pet Co. 4.125% 10/15/2030	USD760	$682
Central Garden & Pet Co. 4.125% 4/30/2031[9]	300	265
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[6,9]	6,154	6,203
Champions Financing, Inc. 8.75% 2/15/2029[9]	520	545
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[1]	3,075	3,198
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[1]	1,850	1,931
Charter Communications Operating, LLC 2.80% 4/1/2031	3,800	3,115
Charter Communications Operating, LLC 2.30% 2/1/2032	2,900	2,238
Charter Communications Operating, LLC 3.70% 4/1/2051	1,500	929
Charter Communications Operating, LLC 5.25% 4/1/2053	8,625	6,838
Cheniere Energy Partners, LP 3.25% 1/31/2032	121	103
Chesapeake Energy Corp. 5.875% 2/1/2029[9]	1,760	1,747
Chesapeake Energy Corp. 6.75% 4/15/2029[9]	315	319
Chevron Corp. 1.995% 5/11/2027	1,048	969
Chevron Corp. 2.236% 5/11/2030	4,252	3,721
Chile (Republic of) 2.75% 1/31/2027	200	188
Chile (Republic of) 4.85% 1/22/2029	790	784
Chile (Republic of) 4.34% 3/7/2042	715	625
Chile (Republic of) 4.00% 1/31/2052	335	265
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[9]	670	617
CHS / Community Health Systems, Inc. 10.875% 1/15/2032[9]	170	175
Chubb INA Holdings, Inc. 5.00% 3/15/2034	402	404
Cigna Group (The) 5.125% 5/15/2031	3,200	3,204
Cigna Group (The) 5.25% 2/15/2034	2,500	2,497
Cisco Systems, Inc. 4.95% 2/26/2031	5,975	6,031
Cisco Systems, Inc. 5.05% 2/26/2034	4,550	4,613
Cisco Systems, Inc. 5.30% 2/26/2054	412	423
CITGO Petroleum Corp. 8.375% 1/15/2029[9]	385	405
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[5,6,9]	8,128	8,276
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,9]	5,275	5,478
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	8,832	8,794
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	12,965	12,640
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	13,050	11,990
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,239
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	8,600	8,518
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	8,660	8,652
Civitas Resources, Inc. 5.00% 10/15/2026[9]	200	196
Civitas Resources, Inc. 8.625% 11/1/2030[9]	55	59
Civitas Resources, Inc. 8.75% 7/1/2031[9]	765	820
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	186
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[9]	530	526
Clarios Global, LP 8.50% 5/15/2027[9]	550	552
Clarivate Science Holdings Corp. 4.875% 7/1/2029[9]	275	255
Clean Harbors, Inc. 6.375% 2/1/2031[9]	319	322
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[9]	1,069	999
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[9]	143	133
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[9]	593	540
Cloud Software Group, Inc. 6.50% 3/31/2029[9]	1,500	1,425
Cloud Software Group, Inc. 9.00% 9/30/2029[9]	2,450	2,352
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[5,10]	1,518	1,514
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.909% 3/30/2029[5,10]	696	694
CNX Resources Corp. 7.25% 3/1/2032[9]	845	860
Coca-Cola Co. 1.375% 3/15/2031	987	801
Capital World Bond Fund — Page 16 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 2.50% 3/15/2051	USD710	$450
Coinbase Global, Inc. 3.375% 10/1/2028[9]	860	738
Coinbase Global, Inc. 3.625% 10/1/2031[9]	735	594
Colombia (Republic of) 8.00% 4/20/2033	290	307
Colombia (Republic of) 7.50% 2/2/2034	615	630
Colombia (Republic of) 8.00% 11/14/2035	640	673
Colombia (Republic of) 5.00% 6/15/2045	1,676	1,220
Colombia (Republic of) 5.20% 5/15/2049	664	489
Comcast Corp. 3.95% 10/15/2025	4,395	4,323
Comcast Corp. 4.55% 1/15/2029	2,600	2,580
Comcast Corp. 1.95% 1/15/2031	642	534
Comcast Corp. 1.50% 2/15/2031	5,500	4,443
Comcast Corp. 4.80% 5/15/2033	332	328
Commonwealth Bank of Australia 2.688% 3/11/2031[9]	17,875	14,881
CommScope Technologies, LLC 6.00% 6/15/2025[9]	1,065	928
CommScope, Inc. 6.00% 3/1/2026[9]	235	215
CommScope, Inc. 8.25% 3/1/2027[9]	227	106
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.695% 4/6/2026[5,10]	164	150
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[9]	2,250	2,140
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[9]	475	425
Comstock Resources, Inc. 6.75% 3/1/2029[9]	1,060	1,012
Comstock Resources, Inc. 5.875% 1/15/2030[9]	340	308
Conagra Brands, Inc. 5.30% 11/1/2038	1,511	1,440
Conagra Brands, Inc. 5.40% 11/1/2048	1,411	1,326
Connect Finco SARL 6.75% 10/1/2026[9]	970	952
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.62% 5/25/2043[5,6,9]	10,193	10,409
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.87% 5/25/2043[5,6,9]	5,185	5,531
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.22% 6/25/2043[5,6,9]	6,370	6,448
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.42% 6/25/2043[5,6,9]	1,957	2,059
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.02% 7/25/2043[5,6,9]	10,344	10,440
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.12% 1/25/2044[5,6,9]	1,750	1,762
ConocoPhillips Co. 3.80% 3/15/2052	2,495	1,951
ConocoPhillips Co. 5.30% 5/15/2053	1,122	1,115
ConocoPhillips Co. 5.55% 3/15/2054	424	437
Consolidated Energy Finance SA 12.00% 2/15/2031[9]	800	836
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,278
Constellation Brands, Inc. 2.875% 5/1/2030	839	743
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,537
Constellation Brands, Inc. 4.75% 5/9/2032	813	795
Constellation Brands, Inc. 4.90% 5/1/2033	1,756	1,723
Consumers Energy Co. 4.60% 5/30/2029	4,175	4,129
Consumers Energy Co. 4.625% 5/15/2033	750	731
COPT Defense Properties, LP 2.25% 3/15/2026	1,048	986
COPT Defense Properties, LP 2.00% 1/15/2029	511	429
COPT Defense Properties, LP 2.90% 12/1/2033	1,075	844
Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,230
Corebridge Financial, Inc. 4.40% 4/5/2052	249	203
CoreLogic, Inc. 4.50% 5/1/2028[9]	990	889
Capital World Bond Fund — Page 17 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.945% 6/4/2029[5,10]	USD300	$284
Cosan Luxembourg SA 7.25% 6/27/2031[9]	8,670	8,860
Coty, Inc. 5.00% 4/15/2026[9]	600	591
Coty, Inc. 4.75% 1/15/2029[9]	110	104
Coty, Inc. 6.625% 7/15/2030[9]	625	635
Covanta Holding Corp. 4.875% 12/1/2029[9]	145	130
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[6,9]	2,188	2,178
Crescent Energy Finance, LLC 9.25% 2/15/2028[9]	1,674	1,769
Crescent Energy Finance, LLC 7.625% 4/1/2032[9]	720	726
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,313
Crown Castle, Inc. 2.50% 7/15/2031	1,074	889
Crown Castle, Inc. 5.80% 3/1/2034	917	938
CSC Holdings, LLC 11.75% 1/31/2029[9]	300	301
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.825% 1/18/2028[5,10]	275	265
CSX Corp. 4.25% 3/15/2029	3,355	3,286
CSX Corp. 4.10% 11/15/2032	556	524
CSX Corp. 5.20% 11/15/2033	2,068	2,104
CSX Corp. 2.50% 5/15/2051	289	177
Cushman & Wakefield U.S. Borrower, LLC 6.75% 5/15/2028[9]	300	296
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.33% 1/31/2030[5,10]	110	110
CVR Partners, LP 6.125% 6/15/2028[9]	140	135
CVS Health Corp. 3.25% 8/15/2029	1,798	1,650
CVS Health Corp. 5.125% 2/21/2030	3,000	3,010
CVS Health Corp. 5.25% 2/21/2033	1,227	1,228
CVS Health Corp. 5.30% 6/1/2033	4,984	4,998
CVS Health Corp. 5.875% 6/1/2053	800	814
CVS Health Corp. 6.00% 6/1/2063	94	97
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[9]	6,550	6,284
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[9]	191	191
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[9]	982	996
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[9]	2,625	2,179
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[9]	628	637
Darling Ingredients, Inc. 6.00% 6/15/2030[9]	285	283
Delek Logistics Partners, LP 8.625% 3/15/2029[9]	325	332
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[1]	714	734
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	10,009	9,154
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	850	880
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[1]	1,500	1,569
Diamond Sports Group, LLC 6.625% 8/15/2027[3,9]	1,240	35
Diamond Sports Group, LLC, Term Loan, 5.00% PIK and 5.00% Cash 12/2/2024[10,11]	69	114
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 8/11/2028[5,9,10]	1,584	1,658
DIRECTV Financing, LLC 5.875% 8/15/2027[9]	660	625
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.445% 8/2/2027[5,10]	312	314
DISH DBS Corp. 5.875% 11/15/2024	2,240	2,148
DISH DBS Corp. 7.75% 7/1/2026	190	127
DISH DBS Corp. 5.25% 12/1/2026[9]	200	158
DISH Network Corp. 11.75% 11/15/2027[9]	2,785	2,846
Dominican Republic 5.875% 1/30/2060	1,950	1,663
Dow Chemical Co. (The) 5.15% 2/15/2034	1,463	1,459
Dow Chemical Co. (The) 5.55% 11/30/2048	132	129
Capital World Bond Fund — Page 18 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 4.80% 5/15/2049	USD495	$436
Dow Chemical Co. (The) 3.60% 11/15/2050	485	354
Dow Chemical Co. (The) 6.90% 5/15/2053	57	66
Dow Chemical Co. (The) 5.60% 2/15/2054	467	465
DTE Energy Co. 5.10% 3/1/2029	3,284	3,272
DTE Energy Co. 3.00% 3/1/2032	3,414	2,972
Duke Energy Carolinas, LLC 5.35% 1/15/2053	619	611
Duke Energy Florida, LLC 5.875% 11/15/2033	1,642	1,736
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[9]	152	140
Eastman Chemical Co. 5.625% 2/20/2034	552	555
Ecopetrol SA 8.625% 1/19/2029	15,800	16,757
Ecopetrol SA 6.875% 4/29/2030	9,510	9,291
Ecopetrol SA 8.875% 1/13/2033	9,895	10,472
Ecopetrol SA 8.375% 1/19/2036	6,790	6,858
Edison International 5.25% 11/15/2028	3,672	3,661
Edison International 6.95% 11/15/2029	2,000	2,144
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	475	451
Egypt (Arab Republic of) 5.80% 9/30/2027	815	737
Egypt (Arab Republic of) 6.588% 2/21/2028	11,627	10,642
Egypt (Arab Republic of) 7.60% 3/1/2029	300	277
Egypt (Arab Republic of) 5.875% 2/16/2031	1,405	1,128
Egypt (Arab Republic of) 7.053% 1/15/2032	440	365
Egypt (Arab Republic of) 8.50% 1/31/2047	505	402
Egypt (Arab Republic of) 7.903% 2/21/2048	259	197
Egypt (Arab Republic of) 8.70% 3/1/2049	795	644
Egypt (Arab Republic of) 8.15% 11/20/2059	560	430
Egypt (Arab Republic of) 7.50% 2/16/2061	390	281
EIDP, Inc. 4.50% 5/15/2026	369	365
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,9]	2,000	2,208
Element Solutions, Inc. 3.875% 9/1/2028[9]	650	597
Elevance Health, Inc. 4.10% 5/15/2032	1,478	1,384
Elevance Health, Inc. 4.75% 2/15/2033	466	455
Elevance Health, Inc. 4.55% 5/15/2052	657	578
Elevance Health, Inc. 5.125% 2/15/2053	206	198
Embarq Corp. 7.995% 6/1/2036	625	340
Enbridge, Inc. 6.70% 11/15/2053	1,310	1,482
Endo DAC 6.00% 6/30/2028[9]	625	44
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[9]	805	524
Energizer Holdings, Inc. 4.375% 3/31/2029[9]	430	386
Energy Transfer, LP 8.00% 4/1/2029[9]	390	405
Energy Transfer, LP 6.55% 12/1/2033	443	476
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	254	250
Enfragen Energia Sur SA 5.375% 12/30/2030	19,096	15,851
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[9]	1,000	946
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[9]	200	172
EQM Midstream Partners, LP 6.50% 7/1/2027[9]	1,200	1,212
EQM Midstream Partners, LP 6.375% 4/1/2029[9]	115	116
EQM Midstream Partners, LP 4.75% 1/15/2031[9]	130	121
EQM Midstream Partners, LP 6.50% 7/15/2048	300	301
Equinix, Inc. 2.15% 7/15/2030	1,250	1,037
Equinix, Inc. 3.00% 7/15/2050	2,889	1,894
EquipmentShare.com, Inc. 9.00% 5/15/2028[9]	675	696
Capital World Bond Fund — Page 19 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
ESAB Corp. 6.25% 4/15/2029[9]	USD475	$478
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	34,960	34,807
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[3]	750	551
Eversource Energy 5.50% 1/1/2034	2,450	2,452
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[6]	487	494
Export-Import Bank of India 5.50% 1/18/2033	2,000	2,022
Export-Import Bank of Korea 4.50% 9/15/2032	800	782
Export-Import Bank of Korea 5.125% 1/11/2033	1,830	1,869
Exxon Mobil Corp. 3.452% 4/15/2051	2,720	2,062
Fannie Mae Pool #MA4237 2.00% 1/1/2051[6]	3,087	2,459
Fannie Mae Pool #FM6293 3.00% 1/1/2051[6]	72	62
Fannie Mae Pool #BR6309 2.50% 4/1/2051[6]	6,262	5,204
Fannie Mae Pool #CB0046 3.00% 4/1/2051[6]	11,470	9,929
Fannie Mae Pool #BV8017 4.50% 8/1/2052[6]	51,402	48,966
Fannie Mae Pool #BV8055 4.50% 9/1/2052[6]	23,369	22,262
Fannie Mae Pool #BV0952 4.50% 9/1/2052[6]	1,553	1,479
Fannie Mae Pool #CB4852 4.50% 10/1/2052[6]	10,107	9,628
Fannie Mae Pool #BW1215 4.50% 10/1/2052[6]	3,703	3,528
Fannie Mae Pool #BX0097 4.50% 10/1/2052[6]	860	823
Fannie Mae Pool #BW9458 4.50% 10/1/2052[6]	225	215
Fannie Mae Pool #MA4840 4.50% 12/1/2052[6]	15,481	14,747
Fannie Mae Pool #FS5675 4.50% 1/1/2053[6]	45,305	43,159
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	212	212
Fannie Mae Pool #FS4191 5.50% 3/1/2053[6]	3,059	3,050
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	36	36
Fannie Mae Pool #BW9637 5.00% 6/1/2053[6]	18,503	18,070
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	129	129
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	483	481
Fannie Mae Pool #MA5107 5.50% 8/1/2053[6]	104	104
Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	19,016	19,193
Fannie Mae Pool #MA5190 5.50% 11/1/2053[6]	14,868	14,796
Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	25,347	25,582
Fannie Mae Pool #FS6668 5.50% 12/1/2053[6]	267	266
Fannie Mae Pool #FS6873 6.50% 1/1/2054[6]	8,340	8,532
Fannie Mae Pool #MA5271 5.50% 2/1/2054[6]	6,257	6,227
Fannie Mae Pool #FS6809 5.50% 2/1/2054[6]	257	255
Fannie Mae Pool #MA5296 5.50% 3/1/2054[6]	5,602	5,575
Fannie Mae Pool #MA5331 5.50% 4/1/2054[6]	6,059	6,030
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[5,6]	— [8]	— [8]
Fertitta Entertainment, LLC 6.75% 1/15/2030[9]	125	112
FibraSOMA 4.375% 7/22/2031	2,800	2,286
Fideicomiso Fibra Uno 7.375% 2/13/2034[9]	325	325
Fiesta Purchaser, Inc. 7.875% 3/1/2031[9]	1,067	1,103
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.337% 1/31/2031[5,10]	363	364
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[2,5,10]	545	547
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[2,5,10]	10	11
First Quantum Minerals, Ltd. 6.875% 10/15/2027[9]	1,030	989
First Quantum Minerals, Ltd. 9.375% 3/1/2029[9]	5,500	5,704
First Student Bidco, Inc. 4.00% 7/31/2029[9]	700	621
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.563% 7/21/2028[5,10]	213	213
Capital World Bond Fund — Page 20 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.563% 7/21/2028[5,10]	USD65	$65
FirstEnergy Corp. 2.65% 3/1/2030	3,467	2,983
FirstEnergy Corp. 2.25% 9/1/2030	2,775	2,311
FirstEnergy Corp. 3.40% 3/1/2050	3,322	2,293
FirstEnergy Transmission, LLC 4.35% 1/15/2025[9]	5,996	5,924
FirstEnergy Transmission, LLC 2.866% 9/15/2028[9]	3,862	3,524
Five Corners Funding Trust II 2.85% 5/15/2030[9]	1,750	1,535
Five Corners Funding Trust IV 5.997% 2/15/2053[9]	500	529
Florida Power & Light Co. 5.10% 4/1/2033	1,165	1,174
Ford Motor Co. 3.25% 2/12/2032	145	121
Ford Motor Co. 6.10% 8/19/2032	625	634
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	193
Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	408
Ford Motor Credit Co., LLC 6.95% 6/10/2026	400	409
Ford Motor Credit Co., LLC 4.95% 5/28/2027	995	971
Ford Motor Credit Co., LLC 4.125% 8/17/2027	400	380
Ford Motor Credit Co., LLC 7.35% 11/4/2027	400	420
Ford Motor Credit Co., LLC 6.80% 5/12/2028	600	624
Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	430
Ford Motor Credit Co., LLC 5.80% 3/8/2029	8,368	8,405
Ford Motor Credit Co., LLC 5.113% 5/3/2029	2,160	2,098
Ford Motor Credit Co., LLC 7.20% 6/10/2030	250	266
Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,020	911
Ford Motor Credit Co., LLC 7.122% 11/7/2033	330	355
Fortrea Holdings, Inc. 7.50% 7/1/2030[9]	300	310
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 7/1/2030[5,10]	283	285
Freddie Mac Pool #RB5111 2.00% 5/1/2041[6]	60,186	50,813
Freddie Mac Pool #RB0546 2.00% 5/1/2041[6]	632	533
Freddie Mac Pool #QC3315 2.50% 6/1/2051[6]	1,885	1,575
Freddie Mac Pool #QD3310 3.00% 12/1/2051[6]	20	17
Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	4,934	4,420
Freddie Mac Pool #SD8276 5.00% 12/1/2052[6]	23,839	23,284
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	573	570
Freddie Mac Pool #SD8341 5.00% 7/1/2053[6]	157	154
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,172	2,162
Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	20,632	20,536
Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	6,870	6,837
Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]	88,556	86,436
Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	40,215	40,022
Freddie Mac Pool #SD8420 5.50% 4/1/2054[6]	8,700	8,658
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[6]	27,575	25,912
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.22% 4/25/2042[5,6,9]	2,858	2,959
Frontier Communications Holdings, LLC 6.75% 5/1/2029[9]	533	476
Frontier Communications Holdings, LLC 5.875% 11/1/2029	50	42
Frontier Communications Holdings, LLC 6.00% 1/15/2030[9]	335	284
FXI Holdings, Inc. 12.25% 11/15/2026[9]	1,315	1,320
Gabonese Republic 7.00% 11/24/2031[9]	790	676
Gabonese Republic 7.00% 11/24/2031	650	556
Gartner, Inc. 3.75% 10/1/2030[9]	168	151
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[9]	300	273
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	1,150	1,171
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	1,250	1,313
Capital World Bond Fund — Page 21 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	USD225	$254
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,172
Genesis Energy, LP 8.00% 1/15/2027	1,142	1,156
Genesis Energy, LP 7.75% 2/1/2028	40	40
Genesis Energy, LP 8.25% 1/15/2029	525	539
Genesis Energy, LP 8.875% 4/15/2030	493	516
GeoPark, Ltd. 5.50% 1/17/2027	35,800	32,544
Georgia (Republic of) 2.75% 4/22/2026[9]	2,535	2,364
Georgia Power Co. 4.95% 5/17/2033	3,400	3,354
Georgia Power Co. 5.25% 3/15/2034	3,375	3,412
Gilead Sciences, Inc. 5.25% 10/15/2033	3,681	3,759
Gilead Sciences, Inc. 5.55% 10/15/2053	1,821	1,886
Global Partners, LP 8.25% 1/15/2032[9]	105	109
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,9]	4,726	4,366
Go Daddy Operating Co., LLC 5.25% 12/1/2027[9]	150	147
Go Daddy Operating Co., LLC 3.50% 3/1/2029[9]	800	722
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[1]	2,380	2,505
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	1,639	1,376
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	4,149	3,550
Government National Mortgage Assn. 6.50% 4/1/2054[6,12]	20,505	20,850
Government National Mortgage Assn. 6.50% 5/1/2054[6,12]	46,400	47,136
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[6]	21,047	17,711
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	248	244
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[6]	36,323	35,700
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[6]	5,065	3,814
Gray Television, Inc. 5.875% 7/15/2026[9]	815	794
Gray Television, Inc. 7.00% 5/15/2027[9]	450	419
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[9]	480	497
Grifols SA 4.75% 10/15/2028[9]	700	580
Group 1 Automotive, Inc. 4.00% 8/15/2028[9]	340	314
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[9]	2,300	2,181
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[9]	486	488
Hanesbrands, Inc. 9.00% 2/15/2031[9]	363	373
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 3/8/2030[5,10]	616	617
Harbour Energy PLC 5.50% 10/15/2026[9]	480	469
Harvest Midstream I, LP 7.50% 9/1/2028[9]	587	596
HAT Holdings I, LLC 8.00% 6/15/2027[9]	500	522
Hertz Vehicle Financing III, LLC, Series 2022-3A, Class A, 3.37% 3/25/2025[6,9]	786	786
Hess Midstream Operations, LP 4.25% 2/15/2030[9]	110	101
Hess Midstream Operations, LP 5.50% 10/15/2030[9]	45	44
Hightower Holding, LLC 6.75% 4/15/2029[9]	830	781
Hilcorp Energy I, LP 5.75% 2/1/2029[9]	410	400
Hilcorp Energy I, LP 6.00% 4/15/2030[9]	660	647
Hilcorp Energy I, LP 6.00% 2/1/2031[9]	185	181
Hilcorp Energy I, LP 8.375% 11/1/2033[9]	1,421	1,542
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	190	182
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[9]	885	792
Hologic, Inc. 3.25% 2/15/2029[9]	350	314
Honduras (Republic of) 6.25% 1/19/2027	2,732	2,644
Honduras (Republic of) 5.625% 6/24/2030[9]	1,263	1,125
Honeywell International, Inc. 2.30% 8/15/2024	700	691
Honeywell International, Inc. 4.875% 9/1/2029	250	252
Honeywell International, Inc. 4.95% 9/1/2031	250	252
Honeywell International, Inc. 5.00% 2/15/2033	500	506
Capital World Bond Fund — Page 22 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Honeywell International, Inc. 5.00% 3/1/2035	USD1,250	$1,255
Honeywell International, Inc. 5.25% 3/1/2054	500	505
Honeywell International, Inc. 5.35% 3/1/2064	500	507
Howard Hughes Corp. (The) 5.375% 8/1/2028[9]	1,203	1,155
Howard Hughes Corp. (The) 4.125% 2/1/2029[9]	669	602
Howard Hughes Corp. (The) 4.375% 2/1/2031[9]	200	174
Howden UK Refinance PLC 7.25% 2/15/2031[9]	600	603
Howden UK Refinance 2 PLC 8.125% 2/15/2032[9]	955	964
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[1]	1,400	1,413
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	21,000	20,601
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	6,700	5,874
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,285
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[1]	3,229	3,019
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	1,229	1,027
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	17,084	18,695
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	3,263	3,502
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	2,676	2,532
HUB International, Ltd. 7.25% 6/15/2030[9]	198	204
HUB International, Ltd. 7.375% 1/31/2032[9]	615	620
Humana, Inc. 5.375% 4/15/2031	1,164	1,165
Humana, Inc. 5.75% 4/15/2054	583	587
Hungary (Republic of) 6.25% 9/22/2032[9]	760	792
Hungary (Republic of) 5.50% 3/26/2036[9]	2,770	2,694
Huntington Bancshares, Inc., Series F, 5.625% preferred depositary shares (10-year UST Yield Curve Rate T Note Constant Maturity + 4.945% on 7/15/2030)[1]	174	159
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[9]	875	906
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.273% 2/1/2029[5,10]	325	326
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	235
Hyundai Capital America 0.875% 6/14/2024[9]	4,355	4,311
Hyundai Capital America 1.80% 10/15/2025[9]	666	630
Hyundai Capital America 1.50% 6/15/2026[9]	3,387	3,117
Hyundai Capital America 5.60% 3/30/2028[9]	1,600	1,619
Hyundai Capital America 2.00% 6/15/2028[9]	2,187	1,921
Hyundai Capital America 5.30% 1/8/2029[9]	975	977
Hyundai Capital America 6.50% 1/16/2029[9]	853	895
Hyundai Capital America 5.35% 3/19/2029[9]	3,900	3,916
Hyundai Capital America 5.40% 1/8/2031[9]	234	235
Icahn Enterprises, LP 6.375% 12/15/2025	588	584
Icahn Enterprises, LP 6.25% 5/15/2026	262	253
Icahn Enterprises, LP 5.25% 5/15/2027	90	81
Icahn Enterprises, LP 9.75% 1/15/2029[9]	525	549
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	280	243
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	300	245
Indonesia (Republic of) 4.65% 9/20/2032	1,350	1,316
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[9]	1,030	1,074
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[9]	6,360	6,289
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[1]	3,000	3,117
Ingersoll-Rand, Inc. 5.40% 8/14/2028	631	640
Ingersoll-Rand, Inc. 5.70% 8/14/2033	1,479	1,518
Ingles Markets, Inc. 4.00% 6/15/2031[9]	865	756
Intercontinental Exchange, Inc. 4.00% 9/15/2027	15,260	14,797
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,970	1,910
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[9]	1,705	1,596
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[9]	469	416
Capital World Bond Fund — Page 23 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[9]	USD626	$520
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[9]	2,025	1,443
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[9]	1,325	884
Interstate Power and Light Co. 2.30% 6/1/2030	4,150	3,536
Intesa Sanpaolo SpA 3.25% 9/23/2024[9]	7,125	7,040
Intesa Sanpaolo SpA 7.00% 11/21/2025[9]	1,375	1,401
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,9]	1,250	1,397
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,9]	4,000	4,270
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	754	668
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	514	410
IQVIA, Inc. 5.00% 5/15/2027[9]	630	616
IQVIA, Inc. 6.50% 5/15/2030[9]	200	204
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[9]	4,650	4,720
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[9]	755	690
Iron Mountain, Inc. 5.25% 7/15/2030[9]	1,187	1,124
Iron Mountain, Inc. 4.50% 2/15/2031[9]	220	199
Israel (State of) 2.875% 3/16/2026	400	381
Israel (State of) 2.50% 1/15/2030	7,830	6,740
Israel (State of) 2.75% 7/3/2030	4,371	3,773
Israel (State of) 4.50% 1/17/2033	200	186
Israel (State of) 5.50% 3/12/2034	2,615	2,594
Israel (State of) 5.75% 3/12/2054	1,850	1,775
J. M. Smucker Co. (The) 6.20% 11/15/2033	892	952
J. M. Smucker Co. (The) 6.50% 11/15/2053	374	416
Jacobs Entertainment, Inc. 6.75% 2/15/2029[9]	345	335
Jordan (Hashemite Kingdom of) 7.50% 1/13/2029	1,198	1,198
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030	1,198	1,105
Jordan (Hashemite Kingdom of) 7.375% 10/10/2047	799	707
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	5,355	5,179
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,126	2,995
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	3,740	3,481
Kazakhstan (Republic of) 6.50% 7/21/2045	1,000	1,124
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,9]	525	530
KeHE Distributors, LLC 9.00% 2/15/2029[9]	450	457
Kennedy-Wilson, Inc. 4.75% 3/1/2029	695	573
Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,575	1,258
Kilroy Realty, LP 6.25% 1/15/2036	323	316
Kinder Morgan, Inc. 5.40% 2/1/2034	1,800	1,793
Kodiak Gas Services, LLC 7.25% 2/15/2029[9]	565	576
Korea Development Bank 4.25% 9/8/2032	690	664
Korea Development Bank 4.375% 2/15/2033	12,300	11,897
Korea Electric Power Corp. 4.00% 6/14/2027[9]	500	484
Korea Housing Finance Corp. 4.625% 2/24/2028[9]	1,270	1,264
Korea National Oil Corp. 4.875% 4/3/2028[9]	200	199
Korea National Oil Corp. 2.625% 4/18/2032	300	252
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[9]	530	520
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[9]	1,740	1,730
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[6,9]	738	737
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[6,9]	4,004	3,997
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[6,9]	1,250	1,272
Lamar Media Corp. 3.75% 2/15/2028	840	785
Capital World Bond Fund — Page 24 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[9]	USD290	$265
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[9]	375	337
LCM Investments Holdings II, LLC 4.875% 5/1/2029[9]	1,521	1,400
LCM Investments Holdings II, LLC 8.25% 8/1/2031[9]	795	832
Lenovo Group, Ltd. 6.536% 7/27/2032	400	422
Levi Strauss & Co. 3.50% 3/1/2031[9]	775	681
LGI Homes, Inc. 8.75% 12/15/2028[9]	800	845
Light and Wonder International, Inc. 7.00% 5/15/2028[9]	310	312
Light and Wonder International, Inc. 7.50% 9/1/2031[9]	175	182
Linde, Inc. 2.00% 8/10/2050	371	210
Lithia Motors, Inc. 3.875% 6/1/2029[9]	320	289
Live Nation Entertainment, Inc. 4.75% 10/15/2027[9]	820	783
Lloyds Banking Group PLC 3.75% 1/11/2027	2,827	2,723
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[1]	875	875
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[1]	4,100	4,127
Lockheed Martin Corp. 5.25% 1/15/2033	2,021	2,079
Lockheed Martin Corp. 4.75% 2/15/2034	368	363
Lockheed Martin Corp. 5.20% 2/15/2064	1,943	1,923
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[1]	1,574	1,661
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[1]	2,812	2,808
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[1]	9,555	8,889
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[9]	430	394
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	351	299
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	250	257
Matador Resources Co. 6.50% 4/15/2032[9]	315	316
McAfee Corp. 7.375% 2/15/2030[9]	550	505
McDonald’s Corp. 4.95% 8/14/2033	2,365	2,369
McDonald’s Corp. 5.15% 9/9/2052	520	504
Medline Borrower, LP 6.25% 4/1/2029[9]	216	217
Medline Borrower, LP 5.25% 10/1/2029[9]	725	686
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.082% 10/23/2028[5,10]	315	315
MEG Energy Corp. 5.875% 2/1/2029[9]	205	202
Meituan 3.05% 10/28/2030[9]	315	270
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[9]	333	333
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[9]	150	150
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[9]	250	252
Merlin Entertainments PLC 5.75% 6/15/2026[9]	440	436
MetLife, Inc. 5.375% 7/15/2033	1,500	1,532
MetLife, Inc. 5.00% 7/15/2052	230	217
Metropolitan Life Global Funding I 0.95% 7/2/2025[9]	666	632
Metropolitan Life Global Funding I 3.45% 12/18/2026[9]	2,310	2,221
Metropolitan Life Global Funding I 1.875% 1/11/2027[9]	1,500	1,379
Metropolitan Life Global Funding I 4.85% 1/8/2029[9]	250	248
Metropolitan Life Global Funding I 1.55% 1/7/2031[9]	571	456
Metropolitan Life Global Funding I 5.15% 3/28/2033[9]	900	902
Metropolitan Life Global Funding I 5.05% 1/8/2034[9]	500	496
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	2,500	2,546
MGM Resorts International 5.50% 4/15/2027	560	555
Mic Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[9]	200	189
Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,427
Mileage Plus Holdings, LLC 6.50% 6/20/2027[9]	1,017	1,024
Minejesa Capital BV 5.625% 8/10/2037[9]	300	273
Capital World Bond Fund — Page 25 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mineral Resources, Ltd. 8.125% 5/1/2027[9]	USD156	$158
Mineral Resources, Ltd. 8.00% 11/1/2027[9]	1,284	1,312
Mineral Resources, Ltd. 9.25% 10/1/2028[9]	620	654
Minerva Luxembourg SA 8.875% 9/13/2033	24,294	25,576
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	500	490
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[9]	10,569	10,103
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	500	478
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,9]	4,994	5,037
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[6,9]	1,472	1,487
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[9]	329	330
MIWD Holdco II, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.50%) 8.825% 3/20/2031[5,10]	180	181
Molina Healthcare, Inc. 4.375% 6/15/2028[9]	625	588
Molina Healthcare, Inc. 3.875% 11/15/2030[9]	460	409
Mongolia (State of) 8.65% 1/19/2028	700	739
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	5,386	4,983
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[1]	5,042	5,060
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[1]	8,950	9,033
Mozambique (Republic of) 9.00% 9/15/2031	10,500	9,018
MPT Operating Partnership, LP 5.00% 10/15/2027	635	532
MSCI, Inc. 3.875% 2/15/2031[9]	225	201
MSCI, Inc. 3.25% 8/15/2033[9]	200	165
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	2,950	2,977
MV24 Capital BV 6.748% 6/1/2034	7,257	6,834
Nabors Industries, Inc. 7.375% 5/15/2027[9]	740	739
Nabors Industries, Inc. 9.125% 1/31/2030[9]	635	661
Nasdaq, Inc. 5.35% 6/28/2028	1,608	1,630
National Australia Bank, Ltd. 4.951% 1/10/2034[9]	7,698	7,684
National Grid PLC 5.809% 6/12/2033	6,600	6,747
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1,13]	8,625	8,220
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]	5,000	5,162
Navient Corp. 5.00% 3/15/2027	380	364
Navient Corp. 4.875% 3/15/2028	1,550	1,446
Navient Corp. 11.50% 3/15/2031	580	646
NBM US Holdings, Inc. 7.00% 5/14/2026[2]	19,816	19,908
NCR Atleos Corp. 9.50% 4/1/2029[9]	566	606
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[9]	540	529
Netflix, Inc. 4.875% 4/15/2028	103	103
Netflix, Inc. 5.375% 11/15/2029[9]	1,512	1,543
New Fortress Energy, Inc. 6.75% 9/15/2025[9]	487	484
New Fortress Energy, Inc. 6.50% 9/30/2026[9]	1,870	1,802
New Fortress Energy, Inc. 8.75% 3/15/2029[9]	925	922
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.317% 10/30/2028[5,10]	414	416
New York Life Global Funding 0.95% 6/24/2025[9]	842	800
New York Life Global Funding 1.20% 8/7/2030[9]	11,090	8,816
New York Life Global Funding 4.55% 1/28/2033[9]	256	247
New York Life Global Funding 5.00% 1/9/2034[9]	750	742
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,6,9]	3,988	3,668
Nexstar Media, Inc. 4.75% 11/1/2028[9]	767	700
NFP Corp. 6.875% 8/15/2028[9]	1,173	1,189
NGL Energy Operating, LLC 8.125% 2/15/2029[9]	605	620
Capital World Bond Fund — Page 26 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
NGL Energy Operating, LLC 8.375% 2/15/2032[9]	USD395	$405
NGL Energy Partners, LP 7.50% 4/15/2026	300	300
Nigeria (Republic of) 7.696% 2/23/2038	500	412
Nigeria (Republic of) 8.25% 9/28/2051	1,910	1,570
NongHyup Bank 4.875% 7/3/2028[9]	495	493
Norfolk Southern Corp. 5.05% 8/1/2030	1,614	1,620
Norfolk Southern Corp. 5.35% 8/1/2054	3,781	3,756
Northern Oil and Gas, Inc. 8.125% 3/1/2028[9]	1,195	1,214
Northern Oil and Gas, Inc. 8.75% 6/15/2031[9]	360	381
Northrop Grumman Corp. 4.70% 3/15/2033	1,940	1,895
NOVA Chemicals Corp. 5.25% 6/1/2027[9]	300	283
NOVA Chemicals Corp. 9.00% 2/15/2030[9]	575	594
Novelis Corp. 4.75% 1/30/2030[9]	290	268
Novelis Corp. 3.875% 8/15/2031[9]	230	198
NuStar Logistics, LP 5.625% 4/28/2027	630	624
OCI NV 6.70% 3/16/2033[9]	699	697
OCP SA 3.75% 6/23/2031	3,400	2,907
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	7,560	5,791
Oleoducto Central SA 4.00% 7/14/2027[9]	15,275	14,284
Oleoducto Central SA 4.00% 7/14/2027	4,950	4,629
Olympus Water US Holding Corp. 9.75% 11/15/2028[9]	350	373
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	1,175	1,223
ONEOK, Inc. 5.80% 11/1/2030	469	484
ONEOK, Inc. 6.05% 9/1/2033	3,185	3,323
ONEOK, Inc. 6.625% 9/1/2053	708	781
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,9]	7,213	7,266
Open Text Corp. 3.875% 2/15/2028[9]	450	417
Open Text Corp. 3.875% 12/1/2029[9]	750	669
Open Text Holdings, Inc. 4.125% 12/1/2031[9]	200	176
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 3.60% 4/1/2050	1,593	1,152
Oracle Corp. 5.55% 2/6/2053	211	207
Osaic Holdings, Inc. 10.75% 8/1/2027[9]	1,643	1,704
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/17/2028[5,10]	224	225
Otis Worldwide Corp. 5.25% 8/16/2028	500	507
Owens & Minor, Inc. 6.625% 4/1/2030[9]	70	70
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,800	1,621
Pacific Gas and Electric Co. 3.00% 6/15/2028	15,640	14,292
Pacific Gas and Electric Co. 3.75% 7/1/2028	732	686
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,414	11,044
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,009	3,813
Pacific Gas and Electric Co. 2.50% 2/1/2031	11,397	9,486
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,298	2,865
Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,554
Pacific Gas and Electric Co. 6.15% 1/15/2033	3,684	3,801
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,530	2,667
Pacific Gas and Electric Co. 6.95% 3/15/2034	925	1,013
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,925	2,953
Pacific Gas and Electric Co. 3.30% 8/1/2040	19,800	14,553
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,485	1,279
Pacific Gas and Electric Co. 3.50% 8/1/2050	4,459	3,051
Pacific Gas and Electric Co. 6.75% 1/15/2053	1,050	1,145
Pacific Gas and Electric Co. 6.70% 4/1/2053	325	352
Capital World Bond Fund — Page 27 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.10% 2/15/2029	USD2,890	$2,913
PacifiCorp 5.30% 2/15/2031	3,006	3,017
PacifiCorp 5.45% 2/15/2034	1,125	1,129
PacifiCorp 3.30% 3/15/2051	175	117
PacifiCorp 2.90% 6/15/2052	55	34
PacifiCorp 5.35% 12/1/2053	1,300	1,212
PacifiCorp 5.50% 5/15/2054	2,940	2,832
PacifiCorp 5.80% 1/15/2055	1,485	1,466
Panama (Republic of) 3.75% 4/17/2026	411	394
Panama (Republic of) 7.50% 3/1/2031	2,690	2,795
Panama (Republic of) 6.375% 7/25/2033[9]	1,340	1,266
Panama (Republic of) 6.40% 2/14/2035	6,000	5,681
Panama (Republic of) 8.00% 3/1/2038	7,900	8,296
Panama (Republic of) 6.853% 3/28/2054	200	182
Panama (Republic of) 4.50% 4/1/2056	1,139	745
Panama (Republic of) 7.875% 3/1/2057	30,475	30,871
Panama (Republic of) 3.87% 7/23/2060	2,286	1,332
Panama (Republic of) 4.50% 1/19/2063	1,024	659
Panther Escrow Issuer, LLC 7.125% 6/1/2031[9]	675	687
Park Intermediate Holdings, LLC 4.875% 5/15/2029[9]	320	298
Parker-Hannifin Corp. 3.25% 6/14/2029	70	65
Party City Holdings, Inc. 12.00% PIK 1/11/2029[9,11]	163	156
PepsiCo, Inc. 1.95% 10/21/2031	1,162	966
PepsiCo, Inc. 3.625% 3/19/2050	264	211
PepsiCo, Inc. 2.75% 10/21/2051	586	392
Performance Food Group, Inc. 5.50% 10/15/2027[9]	395	388
Performance Food Group, Inc. 4.25% 8/1/2029[9]	500	459
Permian Resources Operating, LLC 6.875% 4/1/2027[9]	65	65
Permian Resources Operating, LLC 8.00% 4/15/2027[9]	225	232
Permian Resources Operating, LLC 9.875% 7/15/2031[9]	325	362
Permian Resources Operating, LLC 7.00% 1/15/2032[9]	300	311
Peru (Republic of) 8.75% 11/21/2033	950	1,176
Petroleos Mexicanos 4.25% 1/15/2025	1,979	1,938
Petroleos Mexicanos 6.875% 10/16/2025	6,474	6,398
Petroleos Mexicanos 6.875% 8/4/2026	8,616	8,369
Petroleos Mexicanos 6.49% 1/23/2027	11,553	10,905
Petroleos Mexicanos 6.50% 3/13/2027	2,710	2,554
Petroleos Mexicanos 6.70% 2/16/2032	2,540	2,114
PETRONAS Capital, Ltd. 3.50% 4/21/2030[9]	365	335
PETRONAS Capital, Ltd. 4.55% 4/21/2050[9]	2,540	2,256
PETRONAS Capital, Ltd. 3.404% 4/28/2061	300	206
Petrorio Luxembourg SARL 6.125% 6/9/2026	5,990	5,902
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	9,167	9,030
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,656	3,638
PG&E Corp. 5.00% 7/1/2028	1,745	1,682
PG&E Corp. 5.25% 7/1/2030	540	514
Philip Morris International, Inc. 1.75% 11/1/2030	503	411
Philip Morris International, Inc. 5.125% 2/13/2031	1,238	1,230
Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,316
Philip Morris International, Inc. 5.375% 2/15/2033	9,870	9,955
Philip Morris International, Inc. 5.625% 9/7/2033	1,000	1,023
Philip Morris International, Inc. 5.25% 2/13/2034	1,293	1,282
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,562
Philippines (Republic of) 5.95% 10/13/2047	600	644
PLDT, Inc. 2.50% 1/23/2031	380	319
Capital World Bond Fund — Page 28 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PLDT, Inc. 3.45% 6/23/2050	USD400	$290
PM General Purchaser, LLC 9.50% 10/1/2028[9]	738	754
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[1]	11,473	12,570
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	2,300	2,322
POSCO 5.75% 1/17/2028[9]	305	310
POSCO Holdings, Inc. 4.875% 1/23/2027[9]	3,520	3,482
Post Holdings, Inc. 5.625% 1/15/2028[9]	1,030	1,013
Post Holdings, Inc. 5.50% 12/15/2029[9]	490	474
Post Holdings, Inc. 4.625% 4/15/2030[9]	535	492
Post Holdings, Inc. 6.25% 2/15/2032[9]	658	664
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,9]	2,706	2,705
Prestige Brands, Inc. 5.125% 1/15/2028[9]	375	365
Procter & Gamble Co. 0.55% 10/29/2025	1,792	1,677
Procter & Gamble Co. 1.00% 4/23/2026	338	314
Procter & Gamble Co. 3.95% 1/26/2028	2,500	2,466
Procter & Gamble Co. 1.20% 10/29/2030	1,685	1,379
Prologis, LP 4.75% 6/15/2033	1,362	1,335
Prologis, LP 5.00% 3/15/2034	685	681
Prologis, LP 5.25% 6/15/2053	74	73
Prologis, LP 5.25% 3/15/2054	70	69
Prudential Financial, Inc. 3.905% 12/7/2047	250	200
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	2,500	2,499
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	15,707	14,604
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[9]	230	212
Public Service Company of Colorado 3.20% 3/1/2050	856	583
Public Service Company of Colorado 2.70% 1/15/2051	274	166
Public Service Company of Colorado 5.25% 4/1/2053	3,846	3,655
Public Storage Operating Co. 5.125% 1/15/2029	1,303	1,325
Public Storage Operating Co. 5.10% 8/1/2033	1,097	1,102
Qatar Energy 2.25% 7/12/2031[9]	932	783
Qatar Energy 3.125% 7/12/2041[9]	16,587	12,410
Qatar Energy 3.30% 7/12/2051[9]	2,642	1,871
QVC, Inc. 4.45% 2/15/2025	450	437
Radiology Partners, Inc. 3.50% PIK and 5.00% Cash 1/31/2029[9,11]	626	581
Radiology Partners, Inc. 9.78% PIK 2/15/2030[9,11]	1,972	1,590
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[5,10]	386	372
Raizen Fuels Finance SA 6.45% 3/5/2034[9]	7,050	7,238
Raizen Fuels Finance SA 6.95% 3/5/2054[9]	935	963
Range Resources Corp. 8.25% 1/15/2029	135	141
Range Resources Corp. 4.75% 2/15/2030[9]	1,195	1,115
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	4,871
Reliance Industries, Ltd. 3.625% 1/12/2052	250	181
RHP Hotel Properties, LP 7.25% 7/15/2028[9]	391	403
RHP Hotel Properties, LP 4.50% 2/15/2029[9]	560	523
RLJ Lodging Trust, LP 4.00% 9/15/2029[9]	440	388
Roche Holdings, Inc. 5.593% 11/13/2033[9]	2,320	2,435
Romania 5.875% 1/30/2029[9]	1,400	1,402
Romania 7.625% 1/17/2053[9]	346	384
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	500	466
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[9]	350	346
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[9]	1,139	1,222
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[9]	325	328
RTX Corp. 5.00% 2/27/2026	250	249
Capital World Bond Fund — Page 29 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
RTX Corp. 5.75% 11/8/2026	USD1,000	$1,016
RTX Corp. 3.125% 5/4/2027	250	237
RTX Corp. 5.75% 1/15/2029	2,000	2,071
RTX Corp. 6.00% 3/15/2031	708	745
RTX Corp. 1.90% 9/1/2031	1,722	1,389
RTX Corp. 5.15% 2/27/2033	987	989
RTX Corp. 6.10% 3/15/2034	728	779
RTX Corp. 2.82% 9/1/2051	750	478
RTX Corp. 3.03% 3/15/2052	500	331
RTX Corp. 5.375% 2/27/2053	1,000	987
RTX Corp. 6.40% 3/15/2054	102	115
Ryan Specialty Group, LLC 4.375% 2/1/2030[9]	555	519
Salesforce, Inc. 1.95% 7/15/2031	2,575	2,138
Salesforce, Inc. 2.70% 7/15/2041	375	272
Salesforce, Inc. 2.90% 7/15/2051	1,350	911
Sally Holdings, LLC 6.75% 3/1/2032	919	913
Sands China, Ltd. 2.30% 3/8/2027	600	544
Sands China, Ltd. 5.40% 8/8/2028	6,950	6,820
Sands China, Ltd. 3.25% 8/8/2031	6,800	5,698
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	6,802
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,027
Sasol Financing USA, LLC 4.375% 9/18/2026	7,000	6,626
Sasol Financing USA, LLC 8.75% 5/3/2029[2]	11,550	11,783
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	2,560	2,548
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,800	2,684
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[9]	595	592
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[9]	5,000	4,962
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	3,682	3,654
Scientific Games Holdings, LP 6.625% 3/1/2030[9]	616	596
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[9]	280	261
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[9]	860	797
Seadrill Finance, Ltd. 8.375% 8/1/2030[9]	550	578
Seagate HDD Cayman 8.50% 7/15/2031[9]	375	406
Sealed Air Corp. 6.125% 2/1/2028[9]	1,160	1,163
Sensata Technologies BV 4.00% 4/15/2029[9]	620	567
Sensata Technologies, Inc. 3.75% 2/15/2031[9]	160	139
Serbia (Republic of) 6.25% 5/26/2028[9]	3,300	3,374
Serbia (Republic of) 6.50% 9/26/2033[9]	1,378	1,409
Service Corp. International 4.00% 5/15/2031	475	421
Service Properties Trust 4.75% 10/1/2026	97	90
Service Properties Trust 4.95% 2/15/2027	530	491
Service Properties Trust 3.95% 1/15/2028	322	276
Service Properties Trust 4.95% 10/1/2029	323	265
Service Properties Trust 4.375% 2/15/2030	631	482
Service Properties Trust 8.625% 11/15/2031[9]	944	1,008
ServiceNow, Inc. 1.40% 9/1/2030	10,473	8,478
Shell International Finance BV 3.00% 11/26/2051	890	608
Sherwin-Williams Co. 3.45% 6/1/2027	792	757
Sherwin-Williams Co. 2.95% 8/15/2029	500	454
Sherwin-Williams Co. 2.20% 3/15/2032	480	391
Sherwin-Williams Co. 3.30% 5/15/2050	750	531
Sherwin-Williams Co. 2.90% 3/15/2052	250	163
Simmons Foods, Inc. 4.625% 3/1/2029[9]	682	603
Sirius XM Radio, Inc. 3.125% 9/1/2026[9]	250	234
Sirius XM Radio, Inc. 5.00% 8/1/2027[9]	200	193
Capital World Bond Fund — Page 30 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sirius XM Radio, Inc. 4.00% 7/15/2028[9]	USD1,350	$1,236
Sirius XM Radio, Inc. 4.125% 7/1/2030[9]	1,169	1,023
Sirius XM Radio, Inc. 3.875% 9/1/2031[9]	2,356	1,966
SK hynix, Inc. 3.00% 9/17/2024	10,652	10,513
SK hynix, Inc. 1.50% 1/19/2026	3,298	3,073
SK hynix, Inc. 1.50% 1/19/2026[9]	552	514
SK hynix, Inc. 6.375% 1/17/2028[9]	200	206
SK hynix, Inc. 2.375% 1/19/2031[9]	494	407
SM Energy Co. 6.50% 7/15/2028	135	136
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.869% 11/15/2052[5,6,9]	4,481	4,524
Sonic Automotive, Inc. 4.625% 11/15/2029[9]	425	382
Sonic Automotive, Inc. 4.875% 11/15/2031[9]	1,020	894
South Africa (Republic of) 5.875% 6/22/2030	1,100	1,022
Southern California Edison Co. 2.85% 8/1/2029	1,100	992
Southern California Edison Co. 5.20% 6/1/2034	2,176	2,155
Southern California Edison Co. 2.95% 2/1/2051	6,231	4,053
Southern California Edison Co. 3.45% 2/1/2052	6,682	4,729
Southern California Edison Co. 5.875% 12/1/2053	3,981	4,107
Southern California Edison Co. 5.75% 4/15/2054	450	457
Southwestern Electric Power Co. 3.25% 11/1/2051	675	449
Southwestern Energy Co. 5.375% 3/15/2030	430	414
Southwestern Energy Co. 4.75% 2/1/2032	500	461
Spirit AeroSystems, Inc. 4.60% 6/15/2028	327	307
Spirit AeroSystems, Inc. 9.375% 11/30/2029[9]	871	951
Spirit AeroSystems, Inc. 9.75% 11/15/2030[9]	1,157	1,296
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.563% 1/15/2027[5,10]	20	20
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1,9]	3,500	3,340
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1]	1,200	1,145
Standard Chartered PLC 6.097% 1/11/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/11/2034)[1,9]	6,851	7,060
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[1,9]	957	804
Star Parent, Inc. 9.00% 10/1/2030[9]	100	106
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.309% 9/27/2030[5,10]	200	199
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]	2,554	2,544
Station Casinos, LLC 6.625% 3/15/2032[9]	205	207
Ste Transcore Holdings, Inc. 3.75% 5/5/2032[2]	300	275
Stellantis Finance US, Inc. 1.711% 1/29/2027[9]	4,000	3,645
Stellantis Finance US, Inc. 5.625% 1/12/2028[9]	6,610	6,797
Stellantis Finance US, Inc. 2.691% 9/15/2031[9]	2,960	2,491
Stellantis Finance US, Inc. 6.375% 9/12/2032[9]	2,115	2,279
Stericycle, Inc. 3.875% 1/15/2029[9]	295	268
Stillwater Mining Co. 4.00% 11/16/2026[2]	11,042	9,878
Stillwater Mining Co. 4.50% 11/16/2029[2]	2,600	2,053
STL Holding Co., LLC 8.75% 2/15/2029[9]	275	282
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[9]	735	615
Summit Materials, LLC 7.25% 1/15/2031[9]	730	759
Sunoco, LP 4.50% 5/15/2029	1,550	1,442
Sunoco, LP 4.50% 4/30/2030	160	147
Superior Plus, LP 4.50% 3/15/2029[9]	148	137
Capital World Bond Fund — Page 31 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Surgery Center Holdings, Inc. 10.00% 4/15/2027[9]	USD325	$326
Surgery Center Holdings, Inc. 7.25% 4/15/2032[9]	270	272
Surgery Center Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 3.50%) 8.829% 12/19/2030[5,10]	90	91
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,9]	1,400	1,364
Synchrony Financial 3.95% 12/1/2027	2,150	2,013
Synchrony Financial 2.875% 10/28/2031	3,925	3,135
Talen Energy Supply, LLC 8.625% 6/1/2030[9]	1,295	1,386
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 5/17/2030[5,10]	427	429
Talos Production, Inc. 9.00% 2/1/2029[9]	850	903
Talos Production, Inc. 9.375% 2/1/2031[9]	580	619
Tencent Holdings, Ltd. 3.28% 4/11/2024	300	300
Tencent Holdings, Ltd. 1.81% 1/26/2026	300	283
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	238
Tencent Holdings, Ltd. 2.39% 6/3/2030[9]	300	256
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,735	1,389
Tencent Holdings, Ltd. 3.24% 6/3/2050[9]	9,220	6,282
Tencent Holdings, Ltd. 3.24% 6/3/2050	1,965	1,339
Tencent Holdings, Ltd. 3.84% 4/22/2051	4,082	3,107
Tenet Healthcare Corp. 4.625% 6/15/2028	350	334
Tenet Healthcare Corp. 6.125% 10/1/2028	600	598
Tenet Healthcare Corp. 6.75% 5/15/2031[9]	1,090	1,111
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	18,475	17,287
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	685	664
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	461	506
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	590
Texas Instruments, Inc. 4.60% 2/8/2029	1,528	1,531
Texas Instruments, Inc. 4.85% 2/8/2034	907	912
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	10,005	7,382
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	2,300	2,303
Thermo Fisher Scientific, Inc. 5.00% 1/31/2029	3,500	3,535
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	9,589	8,818
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[9]	300	290
T-Mobile USA, Inc. 2.05% 2/15/2028	375	336
T-Mobile USA, Inc. 4.80% 7/15/2028	3,620	3,592
T-Mobile USA, Inc. 3.875% 4/15/2030	1,064	997
T-Mobile USA, Inc. 2.55% 2/15/2031	1,464	1,248
T-Mobile USA, Inc. 5.05% 7/15/2033	946	936
T-Mobile USA, Inc. 3.00% 2/15/2041	1,376	1,014
T-Mobile USA, Inc. 3.40% 10/15/2052	650	461
T-Mobile USA, Inc. 5.65% 1/15/2053	2,400	2,452
T-Mobile USA, Inc. 5.75% 1/15/2054	1,065	1,104
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	700	666
Toyota Motor Credit Corp. 1.90% 4/6/2028	1,067	959
Toyota Motor Credit Corp. 4.55% 5/17/2030	2,000	1,969
TransDigm, Inc. 5.50% 11/15/2027	835	818
TransDigm, Inc. 6.75% 8/15/2028[9]	710	720
TransDigm, Inc. 4.625% 1/15/2029	320	297
TransDigm, Inc. 6.375% 3/1/2029[9]	350	352
TransDigm, Inc. 4.875% 5/1/2029	500	466
TransDigm, Inc. 6.875% 12/15/2030[9]	135	138
TransDigm, Inc. 6.625% 3/1/2032[9]	275	278
Capital World Bond Fund — Page 32 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Transocean Aquila, Ltd. 8.00% 9/30/2028[9]	USD100	$103
Transocean Poseidon, Ltd. 6.875% 2/1/2027[9]	680	682
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[9]	1,217	1,271
Transocean, Inc. 8.75% 2/15/2030[9]	401	418
Transocean, Inc. 6.80% 3/15/2038	750	630
Travelers Companies, Inc. 4.10% 3/4/2049	400	339
TreeHouse Foods, Inc. 4.00% 9/1/2028	130	117
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[7,9]	800	744
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[6,9]	1,467	1,444
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[6,9]	317	309
Trident TPI Holdings, Inc. 12.75% 12/31/2028[9]	500	534
Triumph Group, Inc. 9.00% 3/15/2028[9]	684	722
Trivium Packaging Finance BV 8.50% 8/15/2027[9]	320	316
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[1]	791	844
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	2,294	2,323
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[1]	6,487	6,518
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,10]	1,470	1,481
Turkey (Republic of) 6.00% 1/14/2041	2,500	2,064
U.S. Treasury 1.75% 3/15/2025	550	533
U.S. Treasury 2.875% 4/30/2025	72	70
U.S. Treasury 3.875% 4/30/2025	5,000	4,941
U.S. Treasury 0.25% 6/30/2025	1,895	1,789
U.S. Treasury 4.625% 6/30/2025	20	20
U.S. Treasury 4.75% 7/31/2025	485	484
U.S. Treasury 3.125% 8/15/2025	2,500	2,444
U.S. Treasury 0.25% 8/31/2025	4,710	4,418
U.S. Treasury 2.75% 8/31/2025	4,959	4,819
U.S. Treasury 5.00% 8/31/2025	6,015	6,027
U.S. Treasury 0.25% 10/31/2025	45	42
U.S. Treasury 3.00% 10/31/2025	718	698
U.S. Treasury 4.50% 11/15/2025	29	29
U.S. Treasury 4.00% 12/15/2025	307	303
U.S. Treasury 4.25% 1/31/2026	11,191	11,104
U.S. Treasury 4.625% 2/28/2026	118	118
U.S. Treasury 0.75% 3/31/2026	2,000	1,854
U.S. Treasury 2.25% 3/31/2026	25	24
U.S. Treasury 3.625% 5/15/2026	85	83
U.S. Treasury 4.50% 7/15/2026	6,597	6,589
U.S. Treasury 0.75% 8/31/2026	295	270
U.S. Treasury 4.625% 9/15/2026	7,692	7,710
U.S. Treasury 4.625% 11/15/2026	2,599	2,608
U.S. Treasury 1.625% 11/30/2026	25	23
U.S. Treasury 4.375% 12/15/2026	6,506	6,493
U.S. Treasury 4.00% 1/15/2027	817	807
U.S. Treasury 2.25% 2/15/2027	4,550	4,285
U.S. Treasury 4.125% 2/15/2027	11,699	11,603
U.S. Treasury 4.25% 3/15/2027	5,000	4,978
U.S. Treasury 2.50% 3/31/2027	3,853	3,649
U.S. Treasury 0.50% 4/30/2027	2,300	2,044
U.S. Treasury 2.75% 4/30/2027	3,280	3,125
U.S. Treasury 2.625% 5/31/2027	2,460	2,332
U.S. Treasury 2.75% 7/31/2027	3,900	3,705
U.S. Treasury 0.50% 8/31/2027	4,200	3,691
U.S. Treasury 4.125% 9/30/2027	71,995	71,451
Capital World Bond Fund — Page 33 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 10/31/2027	USD57,181	$56,747
U.S. Treasury 3.875% 11/30/2027	5,250	5,167
U.S. Treasury 2.75% 2/15/2028	310	293
U.S. Treasury 1.125% 2/29/2028	8,937	7,920
U.S. Treasury 4.00% 2/29/2028	5,688	5,623
U.S. Treasury 1.25% 3/31/2028	2,730	2,426
U.S. Treasury 3.625% 3/31/2028	— [8]	— [8]
U.S. Treasury 1.25% 5/31/2028	1,715	1,518
U.S. Treasury 3.625% 5/31/2028	3,350	3,266
U.S. Treasury 1.25% 6/30/2028	2,119	1,872
U.S. Treasury 4.00% 6/30/2028	413	408
U.S. Treasury 2.875% 8/15/2028	2,030	1,918
U.S. Treasury 1.125% 8/31/2028	15,000	13,121
U.S. Treasury 4.375% 8/31/2028	7,970	8,004
U.S. Treasury 4.625% 9/30/2028	840	852
U.S. Treasury 3.75% 12/31/2028	1,286	1,259
U.S. Treasury 4.00% 1/31/2029	1,315	1,302
U.S. Treasury 4.25% 2/28/2029	1,792	1,795
U.S. Treasury 1.625% 8/15/2029	7,095	6,229
U.S. Treasury 3.875% 12/31/2029	2,000	1,964
U.S. Treasury 1.50% 2/15/2030	240	206
U.S. Treasury 0.625% 5/15/2030	17,634	14,246
U.S. Treasury 3.75% 5/31/2030	9,581	9,334
U.S. Treasury 0.625% 8/15/2030	20	16
U.S. Treasury 4.625% 9/30/2030	2,880	2,944
U.S. Treasury 4.375% 11/30/2030	7,800	7,867
U.S. Treasury 4.00% 1/31/2031	143	141
U.S. Treasury 4.25% 2/28/2031	5,000	5,011
U.S. Treasury 1.625% 5/15/2031	2,810	2,370
U.S. Treasury 1.25% 8/15/2031	1,114	908
U.S. Treasury 2.875% 5/15/2032	18,675	16,968
U.S. Treasury 3.375% 5/15/2033	12,950	12,138
U.S. Treasury 3.875% 8/15/2033[14]	39,325	38,307
U.S. Treasury 4.50% 11/15/2033	1,053	1,077
U.S. Treasury 4.00% 2/15/2034	4,589	4,514
U.S. Treasury 4.50% 8/15/2039	2,480	2,542
U.S. Treasury 4.375% 11/15/2039	1,500	1,514
U.S. Treasury 4.625% 2/15/2040	1,500	1,555
U.S. Treasury 1.125% 8/15/2040	2,742	1,699
U.S. Treasury 1.875% 2/15/2041[14]	17,219	12,014
U.S. Treasury 2.25% 5/15/2041	7,922	5,858
U.S. Treasury 1.75% 8/15/2041	6,287	4,246
U.S. Treasury 2.00% 11/15/2041	669	470
U.S. Treasury 3.125% 11/15/2041	100	84
U.S. Treasury 2.375% 2/15/2042	2,504	1,864
U.S. Treasury 3.00% 5/15/2042	481	394
U.S. Treasury 2.75% 8/15/2042	100	79
U.S. Treasury 2.75% 11/15/2042	1,000	783
U.S. Treasury 4.00% 11/15/2042	245	231
U.S. Treasury 3.875% 2/15/2043	160	148
U.S. Treasury 2.875% 5/15/2043	1,800	1,431
U.S. Treasury 3.875% 5/15/2043	11,170	10,315
U.S. Treasury 4.375% 8/15/2043	111	109
U.S. Treasury 4.75% 11/15/2043	694	720
U.S. Treasury 4.50% 2/15/2044	941	947
Capital World Bond Fund — Page 34 of 52

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 5/15/2044	USD4,250	$3,629
U.S. Treasury 3.125% 8/15/2044	940	770
U.S. Treasury 2.50% 2/15/2045	1,900	1,390
U.S. Treasury 3.00% 5/15/2045	655	523
U.S. Treasury 2.875% 8/15/2045	1,250	974
U.S. Treasury 2.50% 2/15/2046	1,500	1,085
U.S. Treasury 3.00% 2/15/2048	1,700	1,330
U.S. Treasury 3.125% 5/15/2048	800	640
U.S. Treasury 3.00% 2/15/2049	1,910	1,490
U.S. Treasury 2.00% 2/15/2050	20,560	12,889
U.S. Treasury 1.25% 5/15/2050[14]	12,110	6,203
U.S. Treasury 1.375% 8/15/2050	1,605	848
U.S. Treasury 1.875% 2/15/2051	1,552	936
U.S. Treasury 2.375% 5/15/2051	2,395	1,627
U.S. Treasury 2.00% 8/15/2051[14]	37,600	23,312
U.S. Treasury 1.875% 11/15/2051	2,099	1,258
U.S. Treasury 2.25% 2/15/2052[14]	51,400	33,836
U.S. Treasury 2.875% 5/15/2052	3,580	2,710
U.S. Treasury 3.00% 8/15/2052	1,843	1,432
U.S. Treasury 4.00% 11/15/2052	6,230	5,861
U.S. Treasury 3.625% 2/15/2053	1,409	1,238
U.S. Treasury 3.625% 5/15/2053	7,444	6,544
U.S. Treasury 4.125% 8/15/2053	1,215	1,168
U.S. Treasury 4.75% 11/15/2053	7,860	8,395
U.S. Treasury 4.25% 2/15/2054	1,347	1,326
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	50,438	51,669
U.S. Treasury Inflation-Protected Security 1.375% 7/15/2033[4,14]	40,928	39,334
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4,14]	17,363	10,410
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[4]	871	514
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4,14]	39,994	34,984
Uber Technologies, Inc. 8.00% 11/1/2026[9]	890	901
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,9]	7,050	7,016
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,9,13]	3,799	3,594
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,9]	2,000	2,004
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,9]	4,000	3,717
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,9]	6,000	6,033
UKG, Inc. 6.875% 2/1/2031[9]	1,782	1,817
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.68% 5/3/2027[5,10]	344	347
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.814% 2/10/2031[5,10]	423	425
Ukraine 8.994% 2/1/2026[3]	4,127	1,558
Ukraine 7.75% 9/1/2029[3]	2,300	762
Ukraine 6.876% 5/21/2031[3]	9,540	2,796
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030)[1,9]	16,050	15,087
Uniform Mortgage-Backed Security 2.00% 4/1/2039[6,12]	20,125	17,838
Uniform Mortgage-Backed Security 2.50% 4/1/2054[6,12]	1,236	1,022
Uniform Mortgage-Backed Security 3.50% 4/1/2054[6,12]	40,123	35,911
Uniform Mortgage-Backed Security 4.00% 4/1/2054[6,12]	19,615	18,167
Uniform Mortgage-Backed Security 4.50% 4/1/2054[6,12]	4,404	4,194
Uniform Mortgage-Backed Security 5.00% 4/1/2054[6,12]	127,139	124,065
Uniform Mortgage-Backed Security 5.50% 4/1/2054[6,12]	208,749	207,746
Uniform Mortgage-Backed Security 6.00% 4/1/2054[6,12]	67,799	68,427
Capital World Bond Fund — Page 35 of 52

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.50% 4/1/2054[6,12]	USD44,547	$45,517
Uniform Mortgage-Backed Security 7.00% 4/1/2054[6,12]	22,300	22,988
Uniform Mortgage-Backed Security 2.00% 5/1/2054[6,12]	4	3
Uniform Mortgage-Backed Security 2.50% 5/1/2054[6,12]	8,600	7,119
Uniform Mortgage-Backed Security 3.00% 5/1/2054[6,12]	12,000	10,337
Uniform Mortgage-Backed Security 3.50% 5/1/2054[6,12]	17,000	15,226
Uniform Mortgage-Backed Security 4.00% 5/1/2054[6,12]	50,200	46,513
Uniform Mortgage-Backed Security 4.50% 5/1/2054[6,12]	37,250	35,489
Uniform Mortgage-Backed Security 5.00% 5/1/2054[6,12]	40,000	39,042
Uniform Mortgage-Backed Security 5.50% 5/1/2054[6,12]	37,750	37,566
Uniform Mortgage-Backed Security 6.00% 5/1/2054[6,12]	51,500	51,963
Uniform Mortgage-Backed Security 7.00% 5/1/2054[6,12]	57,760	59,484
Union Pacific Corp. 2.80% 2/14/2032	4,000	3,474
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,332
United Mexican States 4.875% 5/19/2033	210	199
United Mexican States 6.00% 5/7/2036	6,650	6,679
United Mexican States 5.00% 4/27/2051	1,020	861
United Mexican States 6.338% 5/4/2053	3,745	3,704
United Mexican States 6.40% 5/7/2054	910	909
United Mexican States 3.771% 5/24/2061	1,300	849
United Rentals (North America), Inc. 3.875% 2/15/2031	840	753
United Rentals (North America), Inc. 6.125% 3/15/2034[9]	100	100
UnitedHealth Group, Inc. 3.70% 5/15/2027	1,423	1,380
UnitedHealth Group, Inc. 4.25% 1/15/2029	1,500	1,471
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,365	1,298
UnitedHealth Group, Inc. 4.50% 4/15/2033	500	484
UnitedHealth Group, Inc. 4.25% 6/15/2048	757	654
UnitedHealth Group, Inc. 3.25% 5/15/2051	731	526
UnitedHealth Group, Inc. 4.75% 5/15/2052	230	213
UnitedHealth Group, Inc. 5.375% 4/15/2054	500	509
Universal Entertainment Corp. 8.75% 12/11/2024[9]	900	971
Univision Communications, Inc. 6.625% 6/1/2027[9]	200	196
Univision Communications, Inc. 8.00% 8/15/2028[9]	420	428
Univision Communications, Inc. 4.50% 5/1/2029[9]	2,835	2,536
Univision Communications, Inc. 7.375% 6/30/2030[9]	50	49
US Foods, Inc. 4.625% 6/1/2030[9]	585	544
USA Compression Partners, LP 7.125% 3/15/2029[9]	165	167
USI, Inc. 7.50% 1/15/2032[9]	200	201
Vail Resorts, Inc. 6.25% 5/15/2025[9]	760	761
Vale Overseas, Ltd. 3.75% 7/8/2030	5	4
Valvoline, Inc. 3.625% 6/15/2031[9]	758	654
Venator Finance SARL, Term Loan, (USD-SOFR + 8.00%) 8.00% PIK and SOFR + 2.00% Cash 12/31/2025[5,10,11]	57	58
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.36% Cash 10/10/2028[5,10,11]	167	166
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[9]	610	550
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[9]	189	190
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[9]	1,215	1,081
Venture Global LNG, Inc. 8.125% 6/1/2028[9]	1,000	1,021
Venture Global LNG, Inc. 9.50% 2/1/2029[9]	500	539
Veralto Corp. 5.35% 9/18/2028[9]	3,250	3,294
Veralto Corp. 5.45% 9/18/2033[9]	2,500	2,532
Verizon Communications, Inc. 1.68% 10/30/2030	712	580
Verizon Communications, Inc. 1.75% 1/20/2031	1,212	984
Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,408
Capital World Bond Fund — Page 36 of 52

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 3.55% 3/22/2051	USD1,594	$1,184
Viasat, Inc. 6.50% 7/15/2028[9]	825	638
Viasat, Inc. 7.50% 5/30/2031[9]	575	417
VICI Properties, LP 4.375% 5/15/2025	996	980
VICI Properties, LP 4.625% 6/15/2025[9]	751	740
VICI Properties, LP 4.50% 1/15/2028[9]	1,642	1,577
VICI Properties, LP 4.75% 2/15/2028	2,064	2,015
VICI Properties, LP 4.95% 2/15/2030	2,267	2,194
VICI Properties, LP 5.125% 5/15/2032	905	867
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,000	932
Vital Energy, Inc. 9.75% 10/15/2030	895	979
Vital Energy, Inc. 7.875% 4/15/2032[9]	530	539
VZ Secured Financing BV 5.00% 1/15/2032[9]	200	172
W&T Offshore, Inc. 11.75% 2/1/2026[9]	325	338
Wand NewCo 3, Inc. 7.625% 1/30/2032[9]	975	1,009
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 1/30/2031[5,10]	205	206
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	2,873	2,568
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	11,988	10,309
Warrior Met Coal, Inc. 7.875% 12/1/2028[9]	152	153
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[9]	1,572	1,538
Weatherford International, Ltd. 8.625% 4/30/2030[9]	598	625
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	13,194	12,562
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[1]	2,948	3,163
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[1]	14,060	14,098
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	9,952	8,802
WESCO Distribution, Inc. 7.125% 6/15/2025[9]	320	320
WESCO Distribution, Inc. 7.25% 6/15/2028[9]	347	355
WESCO Distribution, Inc. 6.625% 3/15/2032[9]	900	916
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,9]	4,425	4,423
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,9]	1,769	1,764
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[6,9]	379	378
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	8,440	8,212
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	3,142	2,594
Westpac Banking Corp. 2.963% 11/16/2040	400	283
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[3,9,11]	488	30
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[3,9,11]	389	43
Williams Companies, Inc. 5.15% 3/15/2034	2,100	2,082
Willis North America, Inc. 4.65% 6/15/2027	375	369
Willis North America, Inc. 5.35% 5/15/2033	3,000	2,987
Willis North America, Inc. 5.90% 3/5/2054	250	253
WMG Acquisition Corp. 3.75% 12/1/2029[9]	822	737
WMG Acquisition Corp. 3.875% 7/15/2030[9]	885	785
WMG Acquisition Corp. 3.00% 2/15/2031[9]	605	515
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,7]	680	662
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[9]	830	772
Wynn Resorts Finance, LLC 7.125% 2/15/2031[9]	277	287
Xcel Energy, Inc. 2.35% 11/15/2031	535	432
Xcel Energy, Inc. 5.45% 8/15/2033	1,579	1,570
Xcel Energy, Inc. 5.50% 3/15/2034	2,976	2,961
Xcel Energy, Inc. 3.50% 12/1/2049	219	152
Xerox Holdings Corp. 8.875% 11/30/2029[9]	400	408
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[9]	580	483
Capital World Bond Fund — Page 37 of 52

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)		Principal amount (000)	Value (000)
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051		USD400	$286
Ziggo Bond Co. BV 5.125% 2/28/2030[9]		325	279
Ziggo BV 4.875% 1/15/2030[9]		280	252
			4,804,951
Total bonds, notes & other debt instruments (cost: $9,597,043,000)			9,128,955
Convertible bonds & notes 0.03% U.S. dollars 0.03%
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024		400	396
Airbnb, Inc., convertible notes, 0% 3/15/2026		543	506
Carnival Corp., convertible notes, 5.75% 12/1/2027		195	294
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026		150	165
DISH Network Corp., convertible notes, 3.375% 8/15/2026		390	245
Duke Energy Corp., convertible notes, 4.125% 4/15/2026[9]		230	227
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027		236	223
PENN Entertainment, Inc., convertible notes, 2.75% 5/15/2026		87	95
Royal Caribbean Cruises, Ltd., convertible notes, 6.00% 8/15/2025		152	433
Spirit AeroSystems, Inc., convertible notes, 3.25% 11/1/2028[9]		242	340
Total convertible bonds & notes (cost: $2,883,000)			2,924
Preferred securities 0.01% U.S. dollars 0.01%		Shares
ACR III LSC Holdings, LLC, Series B, preferred shares[7,9,15]		277	431
Total preferred securities (cost: $287,000)			431
Common stocks 0.01% U.S. dollars 0.01%
Venator Materials PLC[7,15]		706	498
Constellation Oil Services Holding SA, Class B-1[7,15]		3,023,297	454
Party City Holdco, Inc.[7,15]		8,980	168
Party City Holdco, Inc.[7,9,15]		89	2
Altera Infrastructure, LP7,15		77	7
Bighorn Permian Resources, LLC[7]		2,668	— [8]
			1,129
Total common stocks (cost: $1,519,000)			1,129
Investment funds 0.00%
Capital Group Central Corporate Bond Fund		24,320	203
Total investment funds (cost: $197,000)			203
Short-term securities 15.14% Bills & notes of governments & government agencies outside the U.S. 0.83%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 9/10/2024	23.551%	EGP82,800	1,563
Egypt (Arab Republic of) 9/17/2024	22.634	117,200	2,200
Egypt (Arab Republic of) 3/18/2025	22.415	1,273,350	21,227
Capital World Bond Fund — Page 38 of 52

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Nigeria (Republic of) 2/11/2025	18.000%	NGN4,388,158	$2,772
Nigeria (Republic of) 2/20/2025	17.782	5,850,885	3,743
Nigeria (Republic of) 2/25/2025	18.045	20,310,902	12,942
Nigeria (Republic of) 3/6/2025	18.086	28,504,640	18,037
Nigeria (Republic of) 3/13/2025	17.900	7,801,160	4,909
Nigeria (Republic of) 3/27/2025	18.586	20,094,216	12,504
Sri Lanka (Democratic Socialist Republic of) 5/10/2024	17.987	LKR230,000	758
			80,655
Money market investments 14.31%		Shares
Capital Group Central Cash Fund 5.37%[16]		13,847,603	1,384,206
Total short-term securities (cost: $1,460,746,000)			1,464,861
Options purchased (equity style) 0.05%
Options purchased (equity style)*			5,284
Total options purchased (equity style) (cost: $5,337,000)			5,284
Total investment securities 109.63% (cost: $11,062,675,000)			10,603,787
Total options written† (0.05)% (premium received: $5,855,000)			(4,876)
Other assets less liabilities (9.58)%			(927,021)
Net assets 100.00%			$9,671,890
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
3 Month SOFR Futures Option	124	12/13/2024	USD94.38	USD31,000	$8
3 Month SOFR Futures Option	2,903	12/13/2024	96.00	725,750	5,098
					$5,106
Call
3 Month SOFR Futures Option	124	12/13/2024	USD97.50	USD31,000	$12
					$5,118
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
NZD/USD Foreign Currency Options	Barclays Bank PLC	5/30/2024	USD0.59	NZD30,000	$166
Capital World Bond Fund — Page 39 of 52

unaudited
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
20 Year U.S. Treasury Bond Futures Option	9	4/26/2024	USD119.00	USD900	$(7)
3 Month SOFR Futures Option	62	12/13/2024	95.25	15,500	(30)
3 Month SOFR Futures Option	5,805	12/13/2024	95.50	1,451,250	(4,789)
					$(4,826)
Call
3 Month SOFR Futures Option	62	12/13/2024	USD95.75	USD15,500	$(30)
					$(4,856)
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Call
NZD/USD Foreign Currency Options	Barclays Bank PLC	5/30/2024	USD0.63	NZD(30,000)	$(20)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
3 Month SOFR Futures	Long	543	3/19/2025	USD129,546	$(153)
3 Month SOFR Futures	Long	50	6/18/2025	11,962	(8)
3 Month SOFR Futures	Short	99	6/17/2026	(23,840)	10
3 Month SOFR Futures	Long	50	6/16/2027	12,054	— [8]
2 Year Euro-Schatz Futures	Long	803	6/10/2024	91,570	(14)
2 Year U.S. Treasury Note Futures	Long	17	7/3/2024	3,476	— [8]
5 Year Euro-Bobl Futures	Long	969	6/10/2024	123,619	209
5 Year Canadian Government Bond Futures	Long	174	6/28/2024	14,319	7
5 Year U.S. Treasury Note Futures	Long	5,036	7/3/2024	538,931	(1,814)
10 Year Euro-Bund Futures	Long	955	6/10/2024	137,422	333
10 Year Italy Government Bond Futures	Long	333	6/10/2024	42,755	134
10 Year French Government Bond Futures	Long	23	6/10/2024	3,180	12
10 Year Australian Treasury Bond Futures	Short	7	6/17/2024	(532)	(1)
10 Year Japanese Government Bond Futures	Short	340	6/20/2024	(327,647)	170
10 Year UK Gilt Futures	Long	1,090	6/28/2024	137,492	3,087
10 Year Canadian Government Bond Futures	Long	80	6/28/2024	7,107	9
10 Year U.S. Treasury Note Futures	Short	1,336	6/28/2024	(148,025)	(438)
10 Year U.S. Treasury Note Futures	Short	2,677	6/28/2024	(306,809)	(238)
20 Year U.S. Treasury Bond Futures	Long	706	6/28/2024	85,029	741
30 Year Euro-Buxl Futures	Short	28	6/10/2024	(4,102)	(88)
30 Year Ultra U.S. Treasury Bond Futures	Long	277	6/28/2024	35,733	211
					$2,169
Capital World Bond Fund — Page 40 of 52

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	901	CZK	21,134	JPMorgan Chase	4/2/2024	$— [8]
CZK	21,134	USD	903	Barclays Bank PLC	4/2/2024	(2)
CAD	10,153	USD	7,519	Standard Chartered Bank	4/4/2024	(23)
JPY	665,766	USD	4,441	Bank of New York Mellon	4/4/2024	(39)
EUR	19,554	USD	21,202	Citibank	4/4/2024	(100)
USD	9,101	MXN	156,200	Barclays Bank PLC	4/4/2024	(284)
JPY	29,464,180	USD	196,566	Standard Chartered Bank	4/4/2024	(1,721)
USD	4,920	IDR	76,956,916	Standard Chartered Bank	4/5/2024	73
USD	425	IDR	6,652,273	Citibank	4/5/2024	6
IDR	109,470	USD	7	Standard Chartered Bank	4/5/2024	— [8]
IDR	10,200,290	USD	658	BNP Paribas	4/5/2024	(16)
USD	76,807	BRL	380,470	JPMorgan Chase	4/8/2024	1,033
USD	28,294	KRW	37,649,490	HSBC Bank	4/8/2024	384
USD	62,148	BRL	310,329	Citibank	4/8/2024	343
USD	7,261	KRW	9,654,100	HSBC Bank	4/8/2024	104
USD	6,011	KRW	7,999,040	HSBC Bank	4/8/2024	82
MXN	15,444	USD	912	Citibank	4/8/2024	16
COP	1,433,935	USD	362	Morgan Stanley	4/8/2024	8
PEN	19	USD	5	Citibank	4/8/2024	— [8]
USD	597	HUF	219,628	Morgan Stanley	4/8/2024	(4)
HUF	219,800	USD	608	Goldman Sachs	4/8/2024	(6)
USD	295	COP	1,168,565	Citibank	4/8/2024	(7)
CLP	6,122,273	USD	6,315	JPMorgan Chase	4/8/2024	(68)
INR	1,633,520	USD	19,668	Goldman Sachs	4/8/2024	(83)
KRW	4,756,420	USD	3,623	Citibank	4/8/2024	(97)
SEK	250,090	USD	24,233	Barclays Bank PLC	4/8/2024	(859)
USD	11,355	ILS	42,470	Barclays Bank PLC	4/11/2024	(202)
USD	17,048	ILS	63,630	Citibank	4/11/2024	(266)
USD	20,122	ILS	75,340	Barclays Bank PLC	4/11/2024	(379)
USD	75,150	EUR	68,756	Morgan Stanley	4/15/2024	920
MXN	565,930	USD	33,501	Morgan Stanley	4/15/2024	446
USD	3,014	EUR	2,761	Citibank	4/15/2024	33
USD	1,508	GBP	1,181	Barclays Bank PLC	4/15/2024	17
COP	2,398,812	USD	612	Citibank	4/15/2024	7
USD	611	RON	2,801	JPMorgan Chase	4/15/2024	3
EUR	3,913	USD	4,280	JPMorgan Chase	4/15/2024	(56)
GBP	59,531	USD	75,990	Barclays Bank PLC	4/15/2024	(844)
EUR	73,692	USD	80,545	Morgan Stanley	4/15/2024	(986)
USD	117,161	MXN	1,979,200	Morgan Stanley	4/15/2024	(1,561)
USD	41,161	NOK	433,326	UBS AG	4/16/2024	1,228
USD	28,824	EUR	26,480	HSBC Bank	4/16/2024	234
USD	8,804	JPY	1,320,980	Goldman Sachs	4/16/2024	52
EUR	32,617	DKK	243,030	Goldman Sachs	4/16/2024	31
USD	4,469	JPY	670,542	Citibank	4/16/2024	27
USD	684	PLN	2,720	JPMorgan Chase	4/16/2024	3
AUD	53,948	USD	35,177	Citibank	4/16/2024	(2)
GBP	880	USD	1,119	Morgan Stanley	4/16/2024	(8)
JPY	800,524	USD	5,372	Morgan Stanley	4/16/2024	(68)
JPY	526,400	USD	3,598	JPMorgan Chase	4/16/2024	(111)
EUR	12,660	USD	13,801	Standard Chartered Bank	4/16/2024	(132)
JPY	670,853	USD	4,585	JPMorgan Chase	4/16/2024	(141)
Capital World Bond Fund — Page 41 of 52

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
JPY	795,190	USD	5,435	JPMorgan Chase	4/16/2024	$(167)
GBP	12,440	USD	15,944	Morgan Stanley	4/16/2024	(241)
USD	23,860	MXN	406,430	Morgan Stanley	4/16/2024	(516)
DKK	417,030	USD	60,903	Goldman Sachs	4/16/2024	(528)
USD	80,372	JPY	11,842,790	Morgan Stanley	4/17/2024	1,901
EUR	80,139	JPY	12,908,250	Goldman Sachs	4/17/2024	995
USD	7,602	EUR	6,970	Citibank	4/17/2024	76
USD	4,209	JPY	633,460	UBS AG	4/17/2024	11
USD	526	HUF	190,695	Barclays Bank PLC	4/17/2024	4
CAD	25,143	USD	18,597	Citibank	4/17/2024	(30)
USD	2,755	TRY	92,800	Goldman Sachs	4/17/2024	(46)
SGD	9,030	USD	6,754	HSBC Bank	4/17/2024	(60)
CHF	5,200	USD	5,914	Citibank	4/17/2024	(135)
NZD	8,421	USD	5,192	JPMorgan Chase	4/17/2024	(161)
HUF	13,495,645	USD	37,192	Barclays Bank PLC	4/17/2024	(272)
JPY	25,634,801	USD	173,973	Morgan Stanley	4/17/2024	(4,115)
USD	63,088	DKK	428,570	UBS AG	4/18/2024	1,036
USD	17,115	ZAR	320,441	JPMorgan Chase	4/18/2024	225
EUR	29,302	DKK	218,340	Morgan Stanley	4/18/2024	26
USD	233	CZK	5,390	Citibank	4/18/2024	3
USD	761	EUR	702	JPMorgan Chase	4/18/2024	3
USD	901	CZK	21,113	BNP Paribas	4/18/2024	1
USD	420	PLN	1,671	JPMorgan Chase	4/18/2024	1
HUF	215,348	USD	590	JPMorgan Chase	4/18/2024	(1)
ZAR	3,013	USD	161	JPMorgan Chase	4/18/2024	(2)
ZAR	304,060	USD	16,046	Morgan Stanley	4/18/2024	(19)
DKK	301,540	EUR	40,468	Morgan Stanley	4/18/2024	(36)
CZK	98,330	USD	4,254	Citibank	4/18/2024	(63)
CZK	116,000	USD	5,019	Citibank	4/18/2024	(74)
PLN	30,786	USD	7,831	JPMorgan Chase	4/18/2024	(125)
JPY	21,539,505	USD	146,445	Citibank	4/18/2024	(3,700)
USD	53,290	EUR	48,709	JPMorgan Chase	4/19/2024	694
USD	31,708	EUR	28,994	UBS AG	4/19/2024	401
USD	16,569	EUR	15,151	UBS AG	4/19/2024	209
USD	11,492	EUR	10,600	BNP Paribas	4/19/2024	46
USD	2,799	EUR	2,565	Barclays Bank PLC	4/19/2024	30
USD	7,362	EUR	6,793	Standard Chartered Bank	4/19/2024	27
USD	3,724	EUR	3,426	Bank of America	4/19/2024	25
USD	1,280	EUR	1,172	Citibank	4/19/2024	14
USD	967	EUR	891	BNP Paribas	4/19/2024	5
USD	2,018	EUR	1,864	Barclays Bank PLC	4/19/2024	5
USD	1,171	EUR	1,082	JPMorgan Chase	4/19/2024	3
USD	1,002	EUR	925	HSBC Bank	4/19/2024	3
USD	62	EUR	57	JPMorgan Chase	4/19/2024	1
EUR	6,788	USD	7,424	JPMorgan Chase	4/19/2024	(95)
EUR	14,287	USD	15,625	Barclays Bank PLC	4/19/2024	(197)
EUR	194,101	USD	212,355	JPMorgan Chase	4/19/2024	(2,765)
USD	25,616	EUR	23,500	JPMorgan Chase	4/22/2024	238
USD	70,442	AUD	107,782	HSBC Bank	4/22/2024	156
USD	1,131	CNH	8,140	Morgan Stanley	4/22/2024	9
USD	247	ILS	900	Barclays Bank PLC	4/22/2024	2
Capital World Bond Fund — Page 42 of 52

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
MXN	1,696	USD	101	Citibank	4/22/2024	$1
CZK	20,351	USD	876	Morgan Stanley	4/22/2024	(8)
ILS	14,850	USD	4,067	Bank of America	4/22/2024	(25)
INR	1,476,407	USD	17,800	HSBC Bank	4/24/2024	(107)
JPY	13,605,347	EUR	82,840	Citibank	4/25/2024	788
USD	33,347	HUF	12,167,780	JPMorgan Chase	4/25/2024	77
USD	931	MYR	4,370	Standard Chartered Bank	4/25/2024	15
HUF	788,520	EUR	1,988	JPMorgan Chase	4/25/2024	8
JPY	2,260,846	USD	14,996	JPMorgan Chase	4/25/2024	2
TRY	19,000	USD	573	Barclays Bank PLC	4/25/2024	(6)
THB	79,191	USD	2,207	JPMorgan Chase	4/25/2024	(34)
THB	838,035	USD	23,162	Morgan Stanley	4/25/2024	(164)
MYR	56,000	USD	11,933	Standard Chartered Bank	4/25/2024	(186)
MXN	906,607	USD	53,933	Morgan Stanley	4/26/2024	357
CNH	1,857,265	USD	255,893	Citibank	4/26/2024	108
USD	40,524	EUR	37,421	Morgan Stanley	4/26/2024	106
CAD	40,658	USD	29,962	HSBC Bank	4/26/2024	66
ZAR	18,961	USD	997	HSBC Bank	4/26/2024	2
USD	21	PLN	83	HSBC Bank	4/26/2024	— [8]
ZAR	2,200	USD	116	Morgan Stanley	4/26/2024	— [8]
PLN	2,880	USD	722	HSBC Bank	4/26/2024	(1)
USD	512	ZAR	9,743	HSBC Bank	4/26/2024	(1)
USD	687	HUF	252,370	BNP Paribas	4/26/2024	(3)
PLN	27,480	USD	6,891	HSBC Bank	4/26/2024	(13)
USD	25,497	GBP	20,224	JPMorgan Chase	4/26/2024	(33)
USD	38,903	CAD	52,790	HSBC Bank	4/26/2024	(86)
CHF	16,270	USD	18,199	BNP Paribas	4/26/2024	(101)
EUR	33,350	CAD	49,030	JPMorgan Chase	4/26/2024	(190)
EUR	238,179	USD	257,934	Morgan Stanley	4/26/2024	(675)
EUR	94,907	CHF	90,778	UBS AG	4/29/2024	1,506
EUR	95,913	CHF	91,790	JPMorgan Chase	4/29/2024	1,467
USD	17,369	BRL	86,387	JPMorgan Chase	4/29/2024	200
CHF	90,778	EUR	95,167	Morgan Stanley	4/29/2024	(1,787)
USD	2,024	ILS	7,348	Goldman Sachs	5/6/2024	22
NZD	6,620	USD	3,976	HSBC Bank	5/6/2024	(20)
USD	903	CZK	21,134	Barclays Bank PLC	5/7/2024	2
USD	14,550	BRL	73,360	Citibank	6/10/2024	26
TRY	10,832	USD	312	Barclays Bank PLC	6/10/2024	(5)
TRY	10,216	USD	301	BNP Paribas	6/10/2024	(11)
TRY	20,715	USD	612	Morgan Stanley	6/10/2024	(25)
EUR	37,978	USD	41,465	Morgan Stanley	6/10/2024	(369)
USD	24,668	NZD	40,000	JPMorgan Chase	6/20/2024	769
USD	18,170	NOK	190,000	Goldman Sachs	6/20/2024	634
USD	10,375	GBP	8,100	JPMorgan Chase	6/20/2024	147
USD	4,625	NZD	7,500	JPMorgan Chase	6/20/2024	144
USD	3,634	NOK	38,000	Goldman Sachs	6/20/2024	127
USD	5,992	MYR	28,000	Standard Chartered Bank	6/20/2024	103
USD	3,106	GBP	2,425	JPMorgan Chase	6/20/2024	44
TRY	75,000	USD	2,075	Barclays Bank PLC	6/20/2024	26
USD	1,000	CAD	1,346	Citibank	6/20/2024	5
EUR	7,900	USD	8,675	Bank of America	6/20/2024	(123)
Capital World Bond Fund — Page 43 of 52

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
INR	2,300,000	USD	27,675	Citibank	6/20/2024	$(166)
JPY	1,000,000	USD	6,868	JPMorgan Chase	6/20/2024	(175)
AUD	20,000	USD	13,282	JPMorgan Chase	6/20/2024	(218)
CNH	200,000	USD	27,985	BNP Paribas	6/20/2024	(336)
EUR	148,000	USD	162,492	BNP Paribas	6/20/2024	(2,270)
USD	1,229	BRL	6,195	JPMorgan Chase	7/1/2024	5
						$(10,594)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.912%	Annual	SOFR	Annual	8/24/2025	USD11,000	$9	$—	$9
4.8189%	Annual	SOFR	Annual	8/25/2025	11,000	(4)	—	(4)
4.8195%	Annual	SOFR	Annual	9/1/2025	9,100	(2)	—	(2)
6-month PLN-WIBOR	Semi-annual	5.178%	Annual	12/1/2025	PLN18,450	27	—	27
4.66%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	(122)	—	(122)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK716,270	124	—	124
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN124,260	(87)	—	(87)
4.28066%	Annual	SOFR	Annual	3/31/2026	USD3,500	(10)	—	(10)
4.26959%	Annual	SOFR	Annual	3/31/2026	3,400	(11)	—	(11)
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	MXN22,300	(99)	—	(99)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	279,500	(1,009)	—	(1,009)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	11,600	(34)	—	(34)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	11,700	(35)	—	(35)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(398)	—	(398)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	(554)	—	(554)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,247	(818)	—	(818)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(1,305)	—	(1,305)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	109	—	109
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	MXN36,200	(28)	—	(28)
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	10	—	10
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP2,000	(87)	—	(87)
3.624%	Annual	SOFR	Annual	2/20/2028	USD8,300	4	—	4
3.616%	Annual	SOFR	Annual	2/20/2028	3,900	1	—	1
3.355%	Annual	SOFR	Annual	3/17/2028	1,800	(7)	—	(7)
3.379%	Annual	SOFR	Annual	3/17/2028	1,873	(7)	—	(7)
3.7245%	Annual	SOFR	Annual	3/18/2028	1,850	4	—	4
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(1,600)	(16)	(1,584)
4.98038%	Annual	SONIA	Annual	6/21/2028	103,790	5,354	—	5,354
4.96048%	Annual	SONIA	Annual	6/21/2028	51,100	2,587	—	2,587
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	9	—	9
6-month PLN-WIBOR	Semi-annual	4.745%	Annual	10/10/2028	PLN8,000	16	—	16
8.84%	28-day	28-day MXN-TIIE	28-day	11/22/2028	MXN39,650	(2)	—	(2)
3.0018%	Annual	6-month EURIBOR	Semi-annual	11/30/2028	EUR23,140	330	—	330
Capital World Bond Fund — Page 44 of 52

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.968%	Annual	SONIA	Annual	2/16/2029	GBP89,140	$705	$—	$705
3.94387333%	Annual	SONIA	Annual	3/8/2029	37,140	261	89	172
SOFR	Annual	3.4705%	Annual	2/10/2030	USD110,460	2,652	—	2,652
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(72)	—	(72)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(10)	—	(10)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(17)	—	(17)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP27,750	(1,874)	—	(1,874)
SONIA	Annual	4.36738%	Annual	6/21/2033	56,340	(3,902)	—	(3,902)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD840	11	—	11
SOFR	Annual	4.061%	Annual	8/24/2033	2,500	(42)	—	(42)
SOFR	Annual	3.9519%	Annual	8/25/2033	2,500	(21)	—	(21)
SOFR	Annual	3.8275%	Annual	9/1/2033	2,100	3	—	3
2.7068%	Annual	6-month EURIBOR	Semi-annual	12/14/2033	EUR4,250	49	—	49
3.66948595%	Annual	SONIA	Annual	3/28/2034	GBP2,930	4	(6)	10
0.9221376%	Annual	SONIA	Annual	4/9/2041	5,500	(2,418)	(45)	(2,373)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(79)	—	(79)
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(40)	—	(40)
SONIA	Annual	3.9322%	Annual	2/16/2054	22,700	(1,301)	—	(1,301)
SOFR	Annual	3.6815%	Annual	2/20/2054	USD500	(6)	—	(6)
SOFR	Annual	3.6765%	Annual	2/20/2054	664	(7)	—	(7)
SOFR	Annual	3.7205%	Annual	2/21/2054	436	(8)	—	(8)
SOFR	Annual	3.3985%	Annual	3/17/2056	170	2	—	2
SOFR	Annual	3.413%	Annual	3/17/2056	200	2	—	2
SOFR	Annual	3.531%	Annual	3/18/2056	175	(2)	—	(2)
3.1433%	Annual	SONIA	Annual	12/19/2073	GBP600	(61)	—	(61)
						$(3,806)	$22	$(3,828)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL18,589	$38	$—	$38
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	353,760	(1,659)	—	(1,659)
10.28%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	243,010	(1,457)	—	(1,457)
							$(3,078)	$—	$(3,078)
Capital World Bond Fund — Page 45 of 52

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD11,604	$(266)	$(265)	$(1)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	4,094	(302)	(257)	(45)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	81,137	(1,837)	(1,808)	(29)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	54,325	(3,938)	(3,891)	(47)
					$(6,343)	$(6,221)	$(122)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[17] (000)	Value at 3/31/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
ITRX.EUR.XO.41	5.00%	Quarterly	6/20/2029	EUR1,000	$95	$101	$(6)
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	201,000	4,782	4,871	(89)
					$4,877	$4,972	$(95)
Investments in affiliates19

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$204	$2	$—	$—	$(3)	$203	$2
Short-term securities 14.31%
Money market investments 14.31%
Capital Group Central Cash Fund 5.37%[16]	1,329,035	1,021,710	966,073	(21)	(445)	1,384,206	19,111
Total 14.31%				$(21)	$(448)	$1,384,409	$19,113
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 7.00% 5/14/2026	8/6/2021-5/19/2023	$19,622	$19,908	.21%
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	9,881	9,878.10
Stillwater Mining Co. 4.50% 11/16/2029	1/26/2024-2/20/2024	2,097	2,053.02
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	11,618	11,783.12
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,807	3,004.03
McDonald’s Corp. 4.00% 3/7/2030	11/14/2023	1,187	1,225.01
Veralto Corp. 4.15% 9/19/2031	12/12/2023	1,096	1,110.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,7]	6/23/2023	659	662.01
Blackstone Holdings Finance Co., LLC 1.50% 4/10/2029	12/13/2023	595	600.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,10]	9/13/2023	534	547.01
Capital World Bond Fund — Page 46 of 52

unaudited
Restricted securities2 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[5,10]	9/13/2023-3/13/2024	$10	$11	.00%[20]
Ste Transcore Holdings, Inc. 3.75% 5/5/2032	12/21/2022	278	275	.00 [20]
Total		$51,384	$51,056	.53%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $51,056,000, which represented .53% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $785,224,000, which represented 8.12% of the net assets of the fund.

[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,344,000, which represented .14% of the net assets of the fund.

[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Purchased on a TBA basis.
[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $58,247,000, which represented .60% of the net assets of the fund.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 3/31/2024.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[20]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Bond Fund — Page 47 of 52

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $2,468,775,000. The average month-end notional amount of futures contracts while held was $3,775,298,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,661,797,000. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,748,489,000 and $274,928,000, respectively. The average month-end notional amount of options on foreign currencies while held was $13,295,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Bond Fund — Page 48 of 52

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):

Capital World Bond Fund — Page 49 of 52

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,628,704	$—	$1,628,704
Japanese yen	—	509,462	—	509,462
Chinese yuan	—	458,888	—	458,888
British pounds	—	327,953	—	327,953
Brazilian reais	—	248,089	—	248,089
Canadian dollars	—	220,516	—	220,516
Mexican pesos	—	178,805	—	178,805
Australian dollars	—	151,128	—	151,128
South Korean won	—	136,335	—	136,335
Indonesian rupiah	—	114,713	—	114,713
Norwegian kroner	—	60,796	—	60,796
Danish kroner	—	56,306	—	56,306
Israeli shekels	—	51,276	—	51,276
Indian rupees	—	38,708	—	38,708
South African rand	—	28,585	—	28,585
New Zealand dollars	—	27,042	—	27,042
Polish zloty	—	22,550	—	22,550
Malaysian ringgits	—	15,086	—	15,086
Thai baht	—	11,491	—	11,491
Colombian pesos	—	9,708	—	9,708
Czech korunas	—	9,226	—	9,226
Romanian leu	—	5,264	—	5,264
Turkish lira	—	4,510	—	4,510
Chilean pesos	—	3,877	—	3,877
Hungarian forints	—	3,270	—	3,270
Kazakhstan tenge	—	1,026	—	1,026
Peruvian nuevos soles	—	516	—	516
Ukrainian hryvnia	—	129	45	174
Russian rubles	—	—	— *	— *
U.S. dollars	—	4,803,545	1,406	4,804,951
Convertible bonds & notes	—	2,924	—	2,924
Preferred securities	—	—	431	431
Common stocks	—	—	1,129	1,129
Investment funds	203	—	—	203
Short-term securities	1,384,206	80,655	—	1,464,861
Options purchased on futures (equity style)	5,118	—	—	5,118
Options purchased on foreign currency (equity style)	—	166	—	166
Total	$1,389,527	$9,211,249	$3,011	$10,603,787

Refer to the end of the tables for footnotes.
Capital World Bond Fund — Page 50 of 52

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,923	$—	$—	$4,923
Unrealized appreciation on open forward currency contracts	—	17,957	—	17,957
Unrealized appreciation on centrally cleared interest rate swaps	—	12,190	—	12,190
Unrealized appreciation on bilateral interest rate swaps	—	38	—	38
Liabilities:
Value of options written	(4,856)	(20)	—	(4,876)
Unrealized depreciation on futures contracts	(2,754)	—	—	(2,754)
Unrealized depreciation on open forward currency contracts	—	(28,551)	—	(28,551)
Unrealized depreciation on centrally cleared interest rate swaps	—	(16,018)	—	(16,018)
Unrealized depreciation on bilateral interest rate swaps	—	(3,116)	—	(3,116)
Unrealized depreciation on centrally cleared credit default swaps	—	(217)	—	(217)
Total	$(2,687)	$(17,737)	$—	$(20,424)
*
Amount less than one thousand.
†
Options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
LIBOR = London Interbank Offered Rate

LKR = Sri Lankan rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
RUB = Russian rubles
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Capital World Bond Fund — Page 51 of 52

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-031-0524O-S96471
Capital World Bond Fund — Page 52 of 52